[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                              Deutsche VIT Funds

Small Cap Index Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Deutsche VIT Small Cap Index Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................  3
              PERFORMANCE COMPARISON ..................................  6

              DEUTSCHE VIT SMALL CAP INDEX FUND
                 Schedule of Investments ..............................  7
                 Statement of Assets and Liabilities .................. 26
                 Statement of Operations .............................. 27
                 Statements of Changes in Net Assets .................. 28
                 Financial Highlights ................................. 29
                 Notes to Financial Statements ........................ 30

                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2
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Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Deutsche VIT Small Cap Index Fund (the 'Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
Continuing the trend from 1999 and 2000, the small-cap equity market outperformed its large-cap brethren for the six months ended June 30, 2001. With a semi-annual return of 6.94%, the Russell 2000 Index dramatically outpaced the S&P 500 Index 1 by 13.64% for the semi-annual period, as investors continued to seek the lower valuations of small-cap stocks.
o Still, within the semi-annual period, the small-cap equity market, like the broader equity markets, saw divergent performance between the first and second quarters.
o During the first quarter, the Russell 2000 Index lost 6.51%, as small capitalization equities were impacted by the general equity market decline.
o Despite three interest rate cuts by the Federal Reserve Board from January through March 2001, the sharp inventory correction in the Information Technology and Telecommunications sectors broadened to impact most industries and many companies' earnings estimates.
o During the second quarter, the Russell 2000 Index rose 14.38%, rebounding for the first positive quarterly performance since the third quarter of 2000 when the Russell 2000 Index was up just 1.10%.
o Equities responded favorably to three additional interest rate cuts from April through June by the Federal Reserve Board. The six interest rate reductions, which as of June 30, totaled 2.75%, qualify as the most concentrated effort to rejuvenate the US economy in the central bank's history.
o Within the small-cap sector, growth-oriented stocks significantly outperformed value-oriented stocks during the second quarter for the first time in over a year, as measured by the Russell 2000 Growth Index 2 vs. the Russell 2000 Value Index.3

Most small-cap sectors produced negative performance during the first quarter, but sector performance was strong across the board during the second quarter, with the single exception of Energy.
o Information Technology and Health Care led the decline during the first quarter, but both of these sectors rebounded strongly to produce the best performance of the second quarter.
o The annual reconstitution of the Russell 2000 Index was held on the last business day of the semi-annual period, with this year's changes almost the mirror opposite of the 2000 reconstitution. The Information Technology sector increased its Index weighting, as many of the 'New Economy' stocks migrated back down to the Russell 2000 Index from the Russell 1000 Index.4 In contrast, many Health Care, Financial Services and Consumer Discretionary stocks previously in the Russell 2000 Index were moved up to the Russell 1000 Index, as their capitalizations grew on a relative basis.

MANAGER OUTLOOK
As an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

--------------------------------------------------------------------------------
1 S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
2 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
3 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4 Russell 1000 Index is an unmanaged index that measures the Performance of the 1000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.

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                                        3
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Deutsche VIT Small Cap Index Fund
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LETTER TO SHAREHOLDERS

In our view, small-cap equity markets, like the broader equity markets, must still contend with a weak near-term profit outlook, as sluggish economic growth and narrowing corporate profit margins continue to weigh heavily on companies' bottom lines. We believe that conditions should start to improve for the equity markets as the economy rebounds, but nothing like the utopia that propelled equity returns in the late 1990s is apt to reemerge. Indeed, if the US is unable to return fully to the elevated growth rates of recent years, the revival in the equity markets could be limited to historically trend-like gains. It should be noted that these historically trend-like gains have still outperformed those of bonds, savings equivalents and inflation over the long term--not without interruption or greater risk to one's portfolio to be sure, but have produced the best returns over time nonetheless.

 SECTOR ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Fund)
--------------------------------------------------------------------------------
Financial Services ............................ 20.18%
Consumer Discretionary ........................ 17.19
Technology .................................... 15.75
Health Care ................................... 13.49
Producer Durables .............................  9.17
Materials and Processing ......................  8.28
Utilities .....................................  5.30
Autos and Transportation ......................  3.50
Other Energy ..................................  3.21
Consumer Staples ..............................  2.90
Other .........................................  0.94
Integrated Oils ...............................  0.09
                                               ------
                                               100.00%
                                               ======

INVESTMENT REVIEW

                                                                      CUMULATIVE                  AVERAGE ANNUAL
                                                                   TOTAL RETURNS                    TOTAL RETURNS
   Periods Ended                         6 Months   1 Year    3 Years      Since   1 Year   3 Years        Since
   June 30, 2001                                                       Inception                       Inception
----------------------------------------------------------------------------------------------------------------
 Deutsche VIT Small Cap Index Fund 1
   (inception 8/22/97)                     6.31%     (0.13)%   15.19%     26.25%    (0.13)%  4.83%        6.23%
----------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 2                      6.94%      0.66%    16.80%     24.78%4    0.66%   5.31%        5.91%4
----------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 3                         8.64%      9.12%    27.35%     37.22%4    9.12%   7.84%        8.17%4
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.
2 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000 Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in the Russell 3000 Index which tracks the performance of the 3000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. It is not possible to invest directly in an index.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Since inception benchmark returns are for the periods beginning August 22, 1997 for Russell 2000 Index and August 31, 1997 for Lipper Small Cap Core Funds Average.

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                                        4

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We appreciate your support of Deutsche VIT Small Cap Index Fund, and we look forward to serving your investment needs for many years to come.

/S/ JAMES A. CREIGHTON

James A. Creighton
Chief Investment Officer--Global Indexing
DEUTSCHE VIT Small CAP INDEX FUND
June 30, 2001

 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2001
 (percentages are based on total net assets of the Fund)
--------------------------------------------------------------------------------
Newport News Shipbuilding, Inc. ................ 0.22%
Triquint Semiconductor, Inc. ................... 0.20
Colonial Bancgroup, Inc. ....................... 0.20
Novell, Inc. ................................... 0.20
Ascential Software Corp. ....................... 0.19
Lifepoint Hospitals, Inc. ...................... 0.18
StanCorp Financial Group, Inc. ................. 0.18
Peoples Energy Corp. ........................... 0.18
Lee Enterprises, Inc. .......................... 0.18
BancorpSouth, Inc. ............................. 0.18

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                                        5
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Deutsche VIT Small Cap Index Fund
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PERFORMANCE COMPARISON 1

                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                1 Year     3 Years      Since
   June 30, 2001                                                    8/22/97 2

-----------------------------------------------------------------------------
 Deutsche VIT Small Cap Index Fund               (0.13)%      4.83%      6.23%
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date.
3 The Russell 2000(R) Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in the Russell 3000(R) Index which tracks the performance of the 3000 largest US companies based on total market capitalization. It is not possible to invest directly in an index.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Benchmark returns are for the periods beginning August 22, 1997 for Russell 2000 Index and August 31, 1997 for Lipper Small Cap Core Funds Average.

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                                        6
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Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            COMMON STOCK--97.70%
       700  1-800 Contacts, Inc. ...........$   17,353
     1,900  1-800-FLOWERS.COM, Inc.1 .......    28,196
     6,200  3DO Company 1 ..................    45,136
     1,800  3D Systems Corp.1 ..............    30,600
     2,800  3TEC Energy Corp.1 .............    44,800
     1,200  4Kids Entertainment, Inc.1 .....    22,980
     2,300  7-Eleven, Inc.1 ................    25,875
     3,513  99 Cents Only Stores 1 .........   105,214
     2,260  A.O. Smith Corp. ...............    40,454
     2,750  AAR Corp. ......................    47,025
     1,900  Aaron Rents, Inc. ..............    32,300
     2,534  ABIOMED, Inc.1 .................    59,752
     3,000  ABM Industries, Inc. ...........   111,750
     3,102  Acacia Research Corp.1 .........    49,632
     7,600  Acclaim Entertainment, Inc.1 ...    37,088
     3,450  Accredo Health, Inc.1 ..........   128,305
     1,100  Ackerley Group, Inc. ...........    12,331
     6,000  Aclara Biosciences, Inc.1 ......    46,560
     1,400  ACT Manufacturing, Inc.1 .......    15,316
     2,668  Actel Corp.1 ...................    65,499
     2,300  Action Performance Cos., Inc.1 .    57,500
     4,000  Active Power, Inc.1 ............    66,720
     2,200  Activision, Inc.1 ..............    86,350
     7,002  Actuate Corp.1 .................    66,869
     3,251  ACTV, Inc.1 ....................    10,826
    13,300  Adaptec, Inc.1 .................   132,202
       967  ADE Corp.1 .....................    18,373
     5,800  Adelphia Business
              Solutions, Inc.1 .............    23,780
     2,800  Administaff, Inc.1 .............    72,800
     3,700  Adolor Corp.1 ..................    79,920
     3,600  ADTRAN, Inc.1 ..................    73,800
     7,022  Advanced Digital Information
              Corp.1 .......................   121,481
     2,406  Advanced Energy Industries 1 ...    99,296
     1,150  Advanced Marketing Services 1 ..    23,977
     7,510  Advanced Tissue Science, Inc.1 .    37,550
     3,952  ADVANTA Corp.--Class A .........    63,232
     2,300  ADVO, Inc.1 ....................    78,545
       200  Aep Industries, Inc. ...........     7,068
     7,850  Aeroflex, Inc.1 ................    82,425
     4,100  Aether Systems, Inc.1 ..........    36,285
       700  Afc Enterprises, Inc.1 .........    13,405
     3,000  Affiliated Managers Group 1 ....   184,500
    11,100  AGCO Corp. .....................   101,565
     4,000  Agile Software Corp.1 ..........    68,000
     8,933  AGL Resources, Inc. ............   212,159
     1,300  AgriBioTech, Inc.1 .............         6
     5,836  Airborne, Inc. .................    67,639
     9,400  Airgas, Inc.1 ..................   111,860
     1,500  AirGate PDC, Inc.1 .............    78,000
     7,300  AirTran Holdings, Inc.1 ........    76,650
    11,100  Akamai Technologies, Inc.1 .....   101,842
     1,700  Aksys Ltd.1 ....................    17,663

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       800  Alabama National BanCorp. ......$   25,960
     9,700  Alamosa Holdings, Inc.1 ........   158,110
     3,200  Alaska Air Group, Inc.1 ........    92,480
     1,000  Alaska Communications System
              Group 1 ......................     9,150
     2,952  Albany International Corp.--
              Class A 1 ....................    55,793
     2,800  Albany Molecular Research,
              Inc.1 ........................   106,428
     2,920  Albemarle Corp. ................    67,656
     6,707  Alexander & Baldwin ............   172,705
       300  Alexander's, Inc.1 .............    18,030
     2,400  Alexandria Real Estate
              Equities, Inc. ...............    95,520
     1,935  Alexion Pharmaceuticals, Inc.1 .    46,440
     4,900  ALFA Corp. .....................   121,030
     1,000  Alico, Inc. ....................    32,060
     4,500  Allen Telecom, Inc.1 ...........    67,500
       400  Alliance Bancorp ...............    11,792
     1,300  Alliance Gaming Corp.1 .........    51,051
     4,719  Alliance Semiconductor Corp.1 ..    56,722
     1,899  Alliant Techsystems, Inc.1 .....   170,720
     1,800  Alloy Online, Inc.1 ............    25,758
     6,000  Allscripts Healthcare
              Solution, Inc.1 ..............    54,000
     6,000  Alpha Industries, Inc. .........   177,300
     3,690  Alpharma, Inc.--Class A ........   100,552
     1,500  Ambassadors International,
              Inc. .........................    37,050
     3,300  AMC Entertainment Inc.1 ........    42,900
     2,750  AMCOL International Corp. ......    16,500
     4,813  AMCORE Financial, Inc. .........   115,705
     1,200  AMER Co.1 ......................    26,760
     4,000  America Online Latin
              America Inc.1 ................    35,960
     6,400  America West Holdings Corp.--
              Class B 1 ....................    63,808
       900  American Axle & Manufacturing
              Holdings, Inc.1 ..............    14,985
     4,344  American Capital
              Strategies, Inc. .............   121,893
     4,763  American Financial
              Holdings, Inc. ...............   112,407
    10,740  American Greetings Corp.--
              Class A ......................   118,140
     1,200  American Healthways, Inc.1 .....    46,224
     2,160  American Italian Pasta Co.--
              Class A 1 ....................   100,224
     6,700  American Management
              Systems, Inc.1 ...............   158,120
     4,600  American Medical Systems
              Holdings, Inc.1 ..............    70,610
     2,400  American Physicians
              Capital Inc.1 ................    46,800
     1,200  American States Water Co. ......    40,800
     2,883  American Superconductor Corp.1 .    74,381
     1,100  American Woodmark Corp. ........    42,262
     3,700  AmeriPath, Inc.1 ...............   108,410
     1,100  Ameristar Casinos, Inc.1 .......    17,600
       800  Ameron International , Inc. ....    53,400
     4,900  AmerUs Group Co. ...............   173,803
     5,300  AMETEK, Inc. ...................   161,915
     1,600  Amli Residential Properties
              Trust ........................    39,360
     3,200  AmSurg Corp.--Class A 1 ........    94,560
       900  Amtran, Inc.1 ..................    19,701

See Notes to Financial Statements.
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                                        7
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Deutsche VIT Small Cap Index Fund
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SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     8,407  Amylin Pharmaceuticals, Inc.1 ..$   94,579
     4,324  ANADIGICS, Inc.1 ...............    99,452
       700  Analogic Corp. .................    31,885
     2,570  Anaren Microwave, Inc.1 ........    51,400
     3,500  ANC Rental Corp.1 ..............    10,500
     2,500  Anchor Bancorp Wisconsin, Inc. .    39,750
     1,820  Anchor Gaming 1 ................   117,608
     1,300  Andover Bancorp, Inc. ..........    65,325
    12,400  Andrew Corp.1 ..................   228,780
     3,400  Anixter International, Inc.1 ...   104,380
     5,200  Annaly Mortgage
              Management, Inc. .............    71,292
     3,260  AnnTaylor Stores Corp.1 ........   116,708
     1,600  Ansoft Corp.1 ..................    27,200
     6,505  AnswerThink Consulting
              Group, Inc.1 .................    64,985
     2,700  ANSYS, Inc.1 ...................    50,544
     4,500  ANTEC Corp.1 ...................    55,800
     5,100  Anthracite Capital, Inc. .......    56,355
     2,500  Antigenics, Inc. ...............    49,375
         1  AOL Time Warner, Inc.1 .........        53
     2,302  APAC Customer Services, Inc. ...     7,297
         1  Aperian, Inc.1 .................         1
     2,535  Aphton Corp.1 ..................    55,516
     5,100  Apogee Enterprises, Inc. .......    63,699
     4,792  Applebee's International, Inc. .   153,344
     2,000  Applica, Inc.1 .................    15,920
     2,200  Applied Industrial
              Technologies, Inc. ...........    41,690
     3,000  Applied Molecular Evolution 1 ..    37,440
     5,780  Apria Healthcare Group, Inc.1 ..   166,753
     5,093  Aptargroup, Inc. ...............   165,166
     3,900  Arbitron, Inc. .................    93,990
     2,288  Arch Chemicals, Inc. ...........    47,659
     1,800  Arctic Cat, Inc. ...............    26,100
     1,450  Area Bancshares Corp. ..........    23,925
     2,508  AremisSoft Corp.1 ..............    40,630
     1,900  Arena Pharmaceuticals, Inc.1 ...    57,931
     2,500  Argonaut Group, Inc. ...........    50,250
     3,131  Argosy Gaming Co.1 .............    86,917
     1,100  Arguss Communications, Inc.1 ...     5,478
     4,900  ARIAD Pharmaceuticals, Inc.1 ...    24,843
     2,589  Arkansas Best Corp.1 ...........    59,676
     3,041  Armor Holdings, Inc.1 ..........    45,615
     7,402  Armstrong Holdings, Inc. .......    26,277
     2,500  Arnold Industries, Inc. ........    48,400
     3,200  ArQule Inc.1 ...................    69,312
     1,300  Arrow International, Inc. ......    49,920
     6,900  Art Technology Group, Inc.1 ....    40,020
     5,507  Artesyn Technologies, Inc.1 ....    71,040
     2,900  ArthroCare Corp.1 ..............    75,835
     9,687  ArvinMeritor, Inc. .............   162,160
     4,300  AsiaInfo Holdings, Inc.1 .......    84,925
     8,800  Aspect Communications Corp.1 ...    61,512
     1,100  Aspect Medical Systems, Inc.1 ..    17,050
     4,096  Aspen Technologies, Inc.1 ......    99,123

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,860  Astec Industries, Inc.1 ........$   49,335
     1,500  AstroPower, Inc.1 ..............    78,210
     4,100  Asyst Technologies, Inc.1 ......    55,350
     8,700  AT&T Latin America Corp.--
              Class A ......................    43,326
     5,154  Atlantic Coast Airlines
              Holdings, Inc.1 ..............   154,568
     1,810  Atlas Air, Inc.1 ...............    25,630
     4,306  ATMI, Inc.1 ....................   129,180
     5,160  Atmos Energy Corp. .............   126,214
     2,600  Atrix Laboratories, Inc.1 ......    61,620
     2,850  ATS Medical, Inc.1 .............    35,910
     1,600  Atwood Oceanics, Inc.1 .........    56,160
     2,600  Audiovox Corp.--Class A 1 ......    28,860
     2,800  Aurora Biosciences Corp.1 ......    86,800
     1,800  Aurora Foods, Inc.1 ............     9,864
     5,300  Auspex Systems, Inc.1 ..........    37,842
     3,400  Avanex Corp.1 ..................    32,980
     7,100  Avanir Pharmaceuticals--Class A 1   44,730
     6,607  AVANT Immunotherapeutics, Inc.1     37,330
     5,700  Avant! Corp.1 ..................    75,810
     2,900  AVI BioPharma, Inc.1 ...........    22,475
     3,800  Aviall, Inc.1 ..................    41,686
     6,100  Avici Systems, Inc.1 ...........    52,277
     4,100  Avid Technology, Inc.1 .........    64,370
     3,300  Avigen, Inc.1 ..................    70,950
     6,071  Avista Corp. ...................   121,299
     6,776  Avocent Corp.1 .................   154,154
     2,361  Aware, Inc.1 ...................    21,249
     2,483  AXT, Inc. ......................    66,296
     4,660  Aztar Corp.1 ...................    56,386
       500  Bacou USA 1 ....................    14,090
     2,733  Baldor Electric Co. ............    58,404
     1,100  Baldwin & Lyons, Inc.--Class B .    23,100
     3,957  Ball Corp. .....................   188,195
     3,882  Bally Total Fitness Holding
              Corp.1 .......................   114,946
       400  BancFirst Corp. ................    16,100
     1,900  BancFirst Ohio Corp. ...........    43,035
    13,587  BancorpSouth, Inc. .............   230,979
     1,200  Bandag, Inc. ...................    32,760
       300  Bangor Hydro-Electric Co. ......     7,974
     1,150  Bank of Granite Corp. ..........    26,450
     3,100  Bank United Financial Corp.--
              Class A 1 ....................    43,555
     4,600  BankAtlantic Bancorp, Inc.--
              Class A ......................    39,974
     2,400  Banner Corp. ...................    52,800
     4,300  Banta Corp. ....................   125,990
     1,800  Barnes Group, Inc. .............    44,460
     1,975  Barra, Inc.1 ...................    80,145
     1,598  Barrett Resources Corp.1 .......    94,282
     9,753  Bay View Capital Corp. .........    72,952
     3,300  BE Aerospace, Inc.1 ............    62,865
       800  Beasley Broadcast Group, Inc.--
              Class A 1 ....................    13,600
     1,000  Beazer Homes USA, Inc.1 ........    63,490
       861  bebe stores, Inc.1 .............    25,107

See Notes to Financial Statements.
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                                        8
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Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,900  Bedford Property Investors .....$   39,805
     1,900  BEI Technologies, Inc. .........    51,319
     1,135  Bel Fuse, Inc.--Class B ........    37,739
     1,600  Belco Oil & Gas 1 ..............    14,400
     3,733  Belden, Inc. ...................    99,858
     3,000  Bell Microproducts, Inc.1 ......    35,880
     2,433  Benchmark Stock
              Electronics, Inc.1 ...........    59,268
     3,128  Berkley (W.R.) Corp. ...........   129,562
     1,700  Berry Petroleum Class A ........    24,650
    22,469  Bethlehem Steel Corp.1 .........    45,387
    14,377  Beverly Enterprises, Inc.1 .....   153,834
       900  Bio-Rad Laboratories, Inc.--
              Class A 1 ....................    44,820
     7,741  Bio-Technology General Corp.1 ..   101,407
     2,228  BioMarin Pharmaceutical, Inc.1 .    29,432
     2,096  Biopure Corp.1 .................    55,272
     1,715  Biosite Diagnostics Inc.1 ......    76,832
       500  BKF Capital Group, Inc. ........    16,600
     2,674  Black Box Corp.1 ...............   180,121
     7,100  Blue Martini Software, Inc.1 ...    21,300
     5,376  Blyth, Inc.1 ...................   138,217
     4,942  Bob Evans Farms, Inc. ..........    88,956
     5,100  Boca Resorts, Inc.--Class A 1 ..    75,123
     1,054  BOK Financial Corp.1 ...........    28,353
     1,400  Bone Care International, Inc.1 .    37,100
     3,435  BorgWarner, Inc. ...............   170,445
     7,929  Borland Software Corp. .........   123,692
     1,900  Boron, LePore & Associates,
              Inc.1 ........................    26,182
     2,800  Boston Communications
              Group, Inc.1 .................    40,320
     2,400  Boston Private Financial
              Holdings, Inc. ...............    53,760
     3,700  Bowne & Co., Inc. ..............    42,550
     2,600  Boyd Gaming Corp.1 .............    14,950
     6,903  Boyds Collection Ltd.1 .........    85,735
     1,600  Boykin Lodging Co. .............    20,640
     3,000  Brady (W.H.) Co. ...............   108,390
     4,700  Brandywine Realty Trust REIT ...   105,515
     2,100  Braun Consulting, Inc.1 ........    16,905
     6,900  BRE Properties--Class A ........   209,070
     3,022  Briggs & Stratton Corp. ........   127,226
     1,300  Bright Horizon Family
              Solutions, Inc.1 .............    40,820
     6,474  Brightpoint, Inc.1 .............    18,775
     2,283  Brio Technologies, Inc.1 .......    16,666
     2,800  Britesmile, Inc.1 ..............    29,428
     9,300  Broadbase Software, Inc.1 ......    19,872
     1,200  Brookline Bancorp, Inc. ........    16,848
     2,383  Brooks Automation, Inc.1 .......   109,856
     2,800  Brown & Brown, Inc. ............   117,572
     5,400  Brown (Tom), Inc.1 .............   129,600
     3,100  Brown Shoe Co., Inc. ...........    55,955
     6,100  Bruker Daltonics, Inc.1 ........    91,927
     1,800  Brush Engineered Materials, Inc.    28,800
     1,850  BSB Bancorp, Inc. ..............    42,642
     2,900  BSQUARE Corp.1 .................    30,479
     1,700  Buca, Inc. .....................    36,975

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,900  Buckeye Technologies, Inc.1 ....$   41,760
       700  Buckle, Inc.1 ..................    13,230
     2,900  Building Materials
              Holding Corp.1 ...............    44,109
     1,900  Burlington Coat Factory
              Warehouse Corp. ..............    38,000
     3,100  Burnham Pacific Properties, Inc.    15,190
       700  Bush Industries, Inc.--Class A .     9,205
     3,420  C & D Technologies, Inc. .......   106,020
     5,566  C-COR.net Corp.1 ...............    66,792
     5,710  Cable Design Technologies 1 ....    92,274
     4,800  Cabot Industrial Trust .........   100,800
     4,100  Cabot Oil & Gas Corp., Class A .   100,040
     4,600  CacheFlow, Inc.1 ...............    22,678
     1,600  CACI International, Inc.--
              Class A 1 ....................    75,200
     3,800  Cadiz Land Co., Inc.1 ..........    38,000
     5,446  Cal Dive International, Inc.1 ..   133,972
     3,500  Calgon Carbon Corp. ............    27,475
     1,600  California Pizza Kitchen 1 .....    37,200
     1,400  California Water Services Co. ..    35,910
     3,300  Caliper Technologies Corp.1 ....    69,465
       700  Callon Pete Co.1 ...............     8,295
     3,603  Cambrex Corp. ..................   182,240
     9,106  Cambridge Technology
              Partners, Inc.1 ..............    32,235
     5,930  Camdem Property Trust ..........   217,631
     1,100  Caminus Corp.1 .................    29,667
     1,900  CCBT Financial Companies, Inc. .    56,981
     3,900  Capital Automotive REIT ........    70,200
       400  Capital City Bank Group, Inc. ..     9,948
     5,100  Capitol Federal Financial ......    98,583
     1,903  Capstead Mortgage Corp. ........    33,873
     5,161  Caraustar Industries, Inc. .....    47,481
     1,300  Carbo Ceramics, Inc. ...........    48,165
     5,779  CardioDynamics International
              Corp.1 .......................    31,033
     2,792  Career Education 1 .............   167,241
     4,428  Carlisle Companies, Inc. .......   154,404
     2,890  Carpenter Technology Corp. .....    84,648
     2,900  Carreker Corp.1 ................    62,350
       900  Carrier Access Corp.1 ..........     5,391
     3,300  Carter-Wallace, Inc. ...........    63,855
     1,000  Cascade Natural Gas Corp. ......    21,300
     3,300  Casella Waste Systems, Inc.--
              Class A 1 ....................    41,250
     6,786  Casey's General Stores, Inc. ...    88,218
     2,500  Cash America International, Inc.    21,250
     2,400  Catalytica Energy Systems, Inc.1    52,080
     1,400  Cathay Bancorp, Inc. ...........    76,566
     2,700  Cato Corp.- Class A ............    52,704
     2,500  CB Richard Ellis Services, Inc.1    39,250
     3,700  CBL & Associates Properties,
              Inc. REIT ....................   113,553
     8,151  CBRL Group, Inc. ...............   138,159
     2,200  CCC Information Services
              Group 1 ......................    13,068
     1,100  CDI Corp.1 .....................    18,689
     3,803  CEC Entertainment, Inc.1 .......   187,678

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,400  Celeritek, Inc.1 ...............$   35,880
     5,000  Cell Genesys, Inc.1 ............   102,500
     3,329  Cell Pathways, Inc.1 ...........    21,073
     4,650  Cell Therapeutics, Inc.1 .......   128,526
     2,600  CellNet Data Systems, Inc.1 ....         3
     4,400  Centennial Bancorp.1 ...........    36,300
     1,000  Centennial Communications Corp.1    13,190
     2,500  CenterPoint Properties Corp. ...   125,500
       600  Centex Construction Products, Inc.  19,500
     3,400  Centillium Communications, Inc.1    84,116
     3,500  Centra Software, Inc.1 .........    59,465
     1,850  Central Parking Corp. ..........    34,595
       600  Central Vermont Public
              Service Corp. ................    11,346
     2,400  Century Aluminum Co. ...........    38,496
    13,428  Century Business Services, Inc.1    72,511
     1,661  Cerus Corp.1 ...................   120,539
     3,700  CFS Bancorp, Inc. ..............    51,171
     1,900  CH Energy Group, Inc. ..........    83,505
     7,700  Champion Enterprises, Inc.1 ....    87,626
     2,500  Championship Auto Racing
              Teams, Inc.1 .................    40,000
     5,200  Charles River Laboratories
              International, Inc.1 .........   180,700
     2,600  Charlotte Russe Holding, Inc.1 .    69,680
    16,400  Charming Shoppes, Inc.1 ........    98,400
     5,800  Charter Municipal Mortgage
              Acceptance Co. ...............    92,510
     2,400  Chateau Communities, Inc. ......    75,360
     2,250  Cheap Tickets, Inc.1 ...........    33,975
     4,800  Checkpoint Systems, Inc.1 ......    85,440
     5,450  Cheesecake Factory, Inc.1 ......   154,235
     2,100  Chelsea Property Group, Inc. ...    98,490
     1,800  Chemed Corp. ...................    65,052
     1,600  ChemFirst, Inc. ................    41,920
     2,357  Chemical Financial Corp. .......    69,531
     1,633  Chesapeake Corp. ...............    40,417
    18,820  Chesapeake Energy Corp.1 .......   127,976
     2,866  Chico's FAS, Inc.1 .............    85,263
     1,700  Children's Place 1 .............    45,560
     5,600  Chippac, Inc.1 .................    58,464
     3,015  Chittenden Corp. ...............   101,455
     6,547  Choice Hotels Corp., Inc.1 .....    98,205
     2,400  Choice One Communications, Inc, 1   16,176
     2,100  Chordiant Software, Inc.1 ......     6,510
     1,800  Christopher & Banks Corp.1 .....    58,680
     5,712  Church & Dwight Co., Inc. ......   145,370
     1,019  Churchill Downs, Inc. ..........    28,298
     5,647  CIBER, Inc.1 ...................    53,646
     2,000  CIMA Labs, Inc.1 ...............   157,000
       900  CIRCOR International, Inc. .....    16,245
     3,100  Circuit City Stores, Inc.--
              Carmax Group 1 ...............    49,476
     7,554  Citizens Banking Corp. .........   220,954

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,200  City Holdings, Co.1 ............$   15,672
       874  CityBank Lynwood ...............    23,598
     5,470  Claire's Stores, Inc. ..........   105,899
     2,650  Clarcor, Inc. ..................    71,152
     5,200  Clarent Corp.1 .................    47,788
     1,700  Clark/Bardes, Inc.1 ............    38,420
       900  Clayton Williams Energy, Inc.1 .    15,255
     6,460  Cleco Corp. ....................   146,965
     2,000  Cleveland-Cliffs, Inc. .........    37,000
     1,100  Closure Medical Corp.1 .........    25,267
     1,700  CNA Surety Corp. ...............    23,800
     1,400  Coachmen Industries, Inc. ......    18,550
       300  Coca Cola Bottling Consolidated     11,805
     5,000  Cognex Corp.1 ..................   169,250
       900  Cognizant Technology
              Solutions Corp.1 .............    38,205
     3,774  Coherent, Inc.1 ................   136,506
     3,583  Cohu, Inc. .....................    80,617
     3,428  Coinstar, Inc.1 ................    76,273
     1,000  Coldwater Creek, Inc.1 .........    26,000
    10,482  Collins & Aikman Corp. .........    64,988
    17,610  Colonial Bancgroup, Inc. .......   253,232
     2,500  Colonial Properties Trust ......    77,000
     3,000  Columbia Banking System, Inc.1 .    38,280
     2,500  Columbia Laboratories, Inc.1 ...    20,225
     4,200  Commerce Group, Inc. ...........   154,518
    27,000  Commerce One, Inc.1 ............   157,680
     8,353  Commercial Federal Corp. .......   192,954
     1,300  Commercial Metals Co. ..........    41,639
     3,200  Commercial Net Lease Realty ....    45,600
       200  Commonwealth Bancorp, Inc.1 ....     3,574
     1,916  Commonwealth Telephone
              Enterprises, Inc.1 ...........    80,951
     7,000  CommScope, Inc.1 ...............   164,500
     1,900  Community Bank System, Inc. ....    53,200
       300  Community Banks, Inc. ..........     8,550
     6,041  Community First Bankshares, Inc.   138,943
     2,300  Community Trust Bancorp, Inc. ..    55,200
     2,493  CompuCredit Corp.1 .............    27,548
     3,400  Computer Network Technology
              Corp.1 .......................    36,074
     7,300  Computerized Thermal Imaging,
              Inc.1 ........................    36,135
       400  CompX International, Inc. ......     4,780
     3,824  Comstock Resource, Inc.1 .......    39,196
     1,700  Conceptus, Inc.1 ...............    25,500
     4,800  Concord Camera Corp.1 ..........    28,320
     6,704  Concurrent Computer Corp.1 .....    46,928
     1,500  Conestoga Enterprises, Inc.1 ...    44,325
     2,541  CONMED Corp.1 ..................    66,193
     2,300  Connecticut Bancshares, Inc. ...    60,214
       100  Connecticut Water Service, Inc.      3,457
     5,611  Connetics Corp, 1 ..............    42,531
     3,900  Consolidated Freightways Corp.1     34,944
     3,100  Constellation 3d, Inc.1 ........    17,577
     2,683  Convansys Corp.1 ...............    30,318

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,500  Convera Corp.1 .................$    7,500
     1,800  Cooper Companies, Inc. .........    92,520
     7,892  Cooper Tire & Rubber Co. .......   112,066
       900  Coorstek, Inc.1 ................    33,750
     5,900  Copart, Inc.1 ..................   172,575
     9,600  Copper Mountain Networks Inc.1 .    39,360
       400  Corillian Corp.1 ...............     1,600
     1,100  Corinthian Colleges, Inc.1 .....    51,777
     6,306  Corixa Corp.1 ..................   107,643
     5,125  Corn Products International, Inc.  164,000
     9,100  Cornerstone Realty Income
              Trust, Inc. ..................   105,560
     4,700  Corporate Executive Board 1 ....   197,400
     4,193  Corrections Corp. of
              America REIT 1 ...............    66,878
     1,400  Corus Bankshares, Inc. .........    84,350
     4,800  Corvas International, Inc.1 ....    56,544
       600  Corvel Corp.1 ..................    22,350
     3,101  Cost Plus, Inc.1 ...............    93,030
     2,200  CoStar Group, Inc.1 ............    57,860
     5,250  Cousins Properties, Inc. .......   140,962
     8,300  Covance, Inc.1 .................   187,995
     6,590  Covanta Energy Corp.1 ..........   121,651
    10,000  Coventry Health Care, Inc.1 ....   202,000
       800  CPB, Inc. ......................    23,664
       688  CPI Corp. ......................    16,856
     4,200  Crawford & Co.--Class B ........    75,600
     7,200  Credence Systems Corp.1 ........   174,528
     1,800  Credit Acceptance Corp.1 .......    13,860
     1,468  Crestline Capital Corp.1 .......    45,611
    17,833  Crompton Corp. .................   194,380
     1,364  Crossman Communities, Inc.1 ....    54,137
     4,000  Crossroads Systems, Inc.1 ......    25,960
       300  Crown American Realty Trust ....     2,505
    18,800  Crown Cork & Seal Company,
              Inc.1 ........................    70,500
     1,900  Crown Media Holdings, Inc.--
              Class A 1 ....................    35,245
     2,650  CryoLife, Inc.1 ................   108,411
     3,200  CSFBdirect 1 ...................    15,200
     2,360  CSK Auto Corp.1 ................    19,588
       600  CSS Industries, Inc.1 ..........    15,456
     1,800  CT Communications, Inc. ........    33,408
     3,490  CTS Corp. ......................    71,545
       600  Cubic Corp. ....................    18,750
     3,557  Cubist Pharmaceuticals, Inc.1 ..   135,166
     5,128  Cumulus Media, Inc.--Class A 1 .    69,638
     2,700  CUNO, Inc.1 ....................    81,000
     6,400  Curis, Inc.1 ...................    30,912
       500  Curtiss-Wright Corp. ...........    26,850
     2,322  CV Therapeutics, Inc.1 .........   132,354
     2,048  CVB Financial Corp. ............    39,322
     2,651  Cyberonics, Inc.1 ..............    44,802
     5,000  Cygnus, Inc.1 ..................    51,250
     4,174  Cymer, Inc.1 ...................   105,560
     5,700  Cytec Industries, Inc.1 ........   216,600
    12,800  Cytogen Corp.1 .................    69,120

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     3,200  Daisytek International Corp.1 ..$   50,400
     2,800  Daktronics, Inc.1 ..............    43,092
     8,025  Dal-Tile International, Inc.1 ..   148,864
     1,706  Datascope Corp. ................    78,630
     2,174  Datastream Systems, Inc.1 ......    16,392
     5,515  DDi Corp.1 .....................   110,300
     4,696  Dean Foods Co. .................   188,779
     1,200  Deb Shops, Inc. ................    22,524
     5,500  Decode Genetics, Inc.1 .........    67,705
     5,700  Del Monte Foods Co.1 ...........    47,766
     2,477  Del Webb Corp.1 ................    95,835
     4,800  dELiA*s Corp.--Class A 1 .......    38,400
     2,336  Delphi Financial Group, Inc.--
              Class A 1 ....................    89,936
     4,568  Delta and Pine Land Co. ........    89,761
     1,100  Deltic Timber Corp.1 ...........    31,680
     3,700  Denbury Resources, Inc. ........    34,780
     2,800  Dendreon Corp.1 ................    46,844
     5,124  Dendrite International, Inc.1 ..    56,876
     8,446  Developers Diversified
              Realty Corp. .................   155,237
     3,200  Diagnostic Products Corp. ......   106,240
    12,700  Dial Corp. .....................   180,975
     3,360  Diamond Cluster International,
              Inc.1 ........................    42,773
     1,000  Dianon Systems, Inc.1 ..........    45,500
     1,800  Digene Corp.1 ..................    73,440
     3,200  Digex, Inc.1 ...................    41,600
     1,741  Digimarc Corp.1 ................    42,045
     4,222  Digital Insight Corp.1 .........    93,306
     1,600  Digital Lightwave, Inc.1 .......    59,136
     3,900  Digital Think, Inc.1 ...........    27,378
     2,800  Digitas, Inc.1 .................    12,320
     9,327  Dillard's, Inc.--Class A .......   142,423
     2,006  Dime Community Bancorp, Inc. ...    68,044
     7,200  DiMon, Inc. ....................    72,000
     3,260  Dionex Corp.1 ..................   108,395
     2,850  Direct Focus, Inc.1 ............   135,375
     4,300  Ditech Communications Corp.1 ...    31,906
     4,100  Diversa Corp.1 .................    83,394
    11,700  DMC Stratex Networks, Inc.1 ....   117,000
     4,100  Dobson Communications Corp.--
              Class A 1 ....................    69,905
     6,200  Docent, Inc.1 ..................    62,000
     4,900  Documentum, Inc.1 ..............    63,308
     6,883  Dole Food Co. ..................   131,121
     3,000  Dollar Thrifty Automotive
              Group, Inc.1 .................    72,000
     6,300  Donaldson Co., Inc. ............   196,245
     4,800  Doral Financial Corp. ..........   164,640
     1,400  Dover Downs Entertainment, Inc.     21,560
     2,510  Downey Financial Corp. .........   118,623
     8,800  DQE, Inc.1 .....................   198,000
     2,500  Dress Barn, Inc.1 ..............    56,875
     2,900  Dreyer's Grand Ice Cream, Inc. .    80,910
     1,400  Dril-Quip, Inc.1 ...............    30,142
     2,300  Drs Technologies, Inc.1 ........    52,854

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     3,800  DSP Group, Inc.1 ...............$   81,510
     1,682  Duane Reade, Inc.1 .............    54,665
       661  DuPont Photomasks, Inc.1 .......    31,893
     2,782  Dura Automotive Systems, Inc.1 .    44,512
     3,600  Duramed Pharmaceuticals, Inc.1 .    64,404
     1,300  DuraSwitch Industries, Inc.1 ...    20,137
     2,200  Durect Corp.1 ..................    30,800
     2,700  DUSA Pharmaceuticals, Inc.1 ....    38,556
     1,000  DVI, Inc.1 .....................    17,600
     3,200  Dyax Corp.1 ....................    55,776
     5,700  Dycom Industries, Inc.1 ........   130,701
     1,100  Dynacq International, Inc.1 ....    21,153
     9,600  E.piphany, Inc.1 ...............    97,536
     6,160  Earthgrains Co. ................   160,160
     8,600  EarthShell Corp.1 ..............    29,240
     4,035  East West Bancorp, Inc. ........   108,945
     1,600  EastGroup Properties, Inc. .....    36,160
     3,700  Echelon Corp.1 .................   113,812
     5,906  Eclipsys Corp.1 ................   141,744
     1,800  Eden Bioscience Corp.1 .........    17,982
     3,100  Edison Schools, Inc.1 ..........    70,804
     1,800  EDO Corp. ......................    28,710
     3,274  Education Management Corp.1 ....   131,124
     8,259  Edwards LifeSciences Corp.1 ....   217,707
     3,833  EEX Corp.1 .....................    10,349
     6,200  eFunds Corp.1 ..................   115,320
     4,329  EGL, Inc.1 .....................    75,584
     7,700  El Paso Electric Co.1 ..........   123,123
     2,900  Elantec Semiconductor, Inc.1 ...    97,991
     3,560  Elcor Corp. ....................    72,090
     1,500  Electro Rent Corp.1 ............    24,465
     3,556  Electro Scientific Industries,
               Inc.1 .......................   135,484
     3,719  Electroglas, Inc.1 .............    65,826
     1,600  Electronics Boutique Holdings
               Corp.1 ......................    50,800
     7,400  Electronics for Imaging, Inc.1 .   218,300
       900  Elizabeth Arden, Inc.1 .........    21,969
     1,000  Embarcadero Technologies, Inc.1     22,310
     1,600  EMCOR Group, Inc.1 .............    57,840
     3,100  EMCORE Corp.1 ..................    95,325
     2,622  Emisphere Technologies, Inc.1 ..    82,593
     3,600  Empire District Electric Co. ...    74,484
    10,458  Encompass Services Corp.1 ......    93,599
     2,900  Encore Wire Corp.1 .............    34,423
     1,900  Endo Pharmaceutical Holdings,
              Inc.1 ........................    18,525
     2,215  Endocare, Inc.1 ................    35,418
     4,600  Energen Corp. ..................   126,960
     2,309  Energy Conversion Devices,
              Inc.1 ........................    64,652
     4,100  Energy Partners, Ltd.1 .........    54,981
     1,200  Engineered Support Systems,
              Inc.1 ........................    47,028
     6,600  Entegris, Inc.1 ................    75,570
     2,775  Entertainment Properties Trust .    50,644
     2,700  EntreMed, Inc.1 ................    43,200
     8,100  Entrust, Inc.1 .................    57,429

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,714  Enzo Biochem, Inc.1 ............$   93,090
       561  EpicEdge, Inc.1 ................       157
     1,200  Epiq Systems Inc.1 .............    30,828
     5,400  Equity Inns, Inc. ..............    52,920
     1,967  ESCO Electronics Corp.1 ........    59,305
     2,200  eSPEED, Inc.--Class A 1 ........    48,400
     3,800  Esperion Therapeutics, Inc.1 ...    40,850
     5,319  ESS Technology, Inc.1 ..........    56,381
     2,600  Essex Property Trust, Inc. .....   128,830
     3,200  Esterline Technologies Corp.1 ..    69,600
     2,086  Evergreen Resources, Inc.1 .....    79,268
     4,982  Exar Corp.1 ....................    98,444
     1,535  Excel Technology, Inc.1 ........    33,893
     5,700  Exe Technologies, Inc.1 ........    33,402
     5,500  Exelixis, Inc.1 ................   104,335
     2,555  Exide Corp. ....................    29,382
     3,000  Extensity, Inc.1 ...............    30,300
     1,100  F&M Bancorp ....................    32,780
     4,621  F&M National Corp. .............   184,840
     4,332  F.N.B. Corp., Pennsylvania .....   115,664
     2,283  F.Y.I., Inc.1 ..................    93,603
     2,900  F5 Networks, Inc.1 .............    50,953
     2,083  Factory 2-U Stores, Inc.1 ......    61,136
     2,600  FactSet Research Systems, Inc. .    92,820
     2,350  Fair Isaac & Co., Inc. .........   145,277
       100  Farmer Bros Co. ................    23,300
       600  Farmers Capital Bank Corp. .....    24,360
     1,016  FBL Financial Group, Inc.--
              Class A ......................    18,288
     2,300  Fedders Corp. ..................    11,960
       800  Federal Agricultural Mortgage Corp.--
              Class C 1 ....................    25,584
     6,198  Federal REIT ...................   128,547
     6,630  Federal Signal Corp. ...........   155,606
    10,400  Federal-Mogul Corp. ............    17,576
     2,402  FEI Co.1 .......................    98,482
     5,631  FelCor Lodging Trust, Inc. .....   131,765
     5,132  Ferro Corp. ....................   111,929
     6,000  Fibercore, Inc.1 ...............    39,060
     2,700  Fidelity Bankshares, Inc. ......    38,853
     4,528  FileNet Corp.1 .................    67,014
     2,000  Financial Federal Corp.1 .......    57,900
       400  Financial Institutions, Inc. ...     8,960
     3,500  Finish Line, Inc.--Class A 1 ...    43,715
     9,200  First American Financial Corp. .   174,248
     1,700  First Bancorp ..................    41,871
     2,400  First Bancorp/Puerto Rico ......    64,776
       900  First Busey Corp. ..............    19,287
     3,500  First Charter Corp. ............    65,625
       900  First Citizens BancShares, Inc.--
              Class A ......................    97,650
     7,080  First Commonwealth Financial Corp. 106,200
       600  First Community Bancshares, Inc.    18,750
     1,700  First Consulting Group, Inc.1 ..    12,240

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,700  First Essex Bancorp, Inc. ......$   42,024
     1,500  First Federal Capital Corp.1 ...    24,300
     4,142  First Financial Bancorp ........    70,745
     1,312  First Financial Bankshares, Inc.    40,672
       705  First Financial Corp., Indiana 1    33,939
     2,800  First Financial Holdings .......    64,400
       500  First Horizon Pharmaceutical
              Corp.1 .......................    16,050
       900  First Indiana Corp. ............    23,427
     5,792  First Industrial Realty
              Trust, Inc. ..................   185,981
     1,250  First Merchants Corp. ..........    29,912
     6,717  First Midwest Bancorp, Inc. ....   207,219
     1,500  First Niagara Financial
              Group, Inc. ..................    23,295
       800  First Place Financial Corp.1 ...    10,336
       800  First Republic Bank 1 ..........    19,600
     3,582  First Sentinel Bancorp, Inc. ...    48,608
     1,281  First Source Corp. .............    35,868
     2,800  FirstFed Financial Corp. .......    83,440
       300  Fisher Communications, Inc. ....    21,867
     7,460  Fisher Scientific International 1  216,340
     1,300  Flagstar Bancorp, Inc. .........    27,170
     3,977  Fleetwood Enterprises, Inc. ....    55,996
     6,054  Fleming Cos., Inc. .............   216,128
     1,900  Flir Systems, Inc.1 ............    47,557
     2,800  Florida East Coast Industries Inc.--
              Class A ......................    99,120
     2,100  Florida Rock Industries, Inc. ..    98,490
     3,200  Flow International Corp.1 ......    34,560
     2,100  Flowers Foods, Inc.1 ...........    65,835
     5,400  Flowserve Corp.1 ...............   166,050
     1,800  Flushing Financial Corp. .......    43,038
     4,100  Focal Communications Corp.1 ....     9,676
     2,600  Footstar, Inc.1 ................    89,440
     2,000  Forest City Enterprises, Inc.--
              Class A ......................   110,000
     2,300  Forrester Research, Inc.1 ......    51,957
     1,825  Forward Air Corp.1 .............    54,659
     2,494  Fossil, Inc.1 ..................    51,750
     8,092  Franchise Finance Corp. of
              America ......................   203,190
       500  Franklin Electric Co., Inc. ....    37,950
     2,075  Freds, Inc.--Class  A ..........    53,431
     4,600  FreeMarkets, Inc.1 .............    92,000
     9,948  Fremont General Corp.1 .........    64,662
     5,200  Friedman, Billings Ramsey
              Group, Inc.1 .................    36,400
     3,429  Frontier Airlines, Inc.1 .......    42,005
     1,800  Frontier Financial Corp. .......    89,982
     4,609  Frontier Oil Corp. .............    61,069
     4,741  FSI International, Inc.1 .......    66,374
     1,800  FTI Consulting, Inc.1 ..........    39,240
     3,500  FuelCell Energy, Inc.1 .........    80,815
     2,474  Fuller (H.B.) Co. ..............   123,453
     6,955  Furniture Brands International,
              Inc.1 ........................   194,740
     3,572  G & K Services, Inc.--Class A ..    96,087
       800  Gabelli Asset Mgmt., Inc.--
              Class A 1 ....................    32,920
     3,520  Gables Residential Trust .......   105,424

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,450  Gardner Denver Machinery, Inc.1 $   29,798
    10,485  Gartner Group, Inc.--Class A 1 .   115,335
     2,600  Gaylord Entertainment, Inc.1 ...    74,880
     1,940  GBC Bancorp ....................    55,387
     2,000  Genaissance Pharmaceuticals,
              Inc.1 ........................    28,080
     5,700  GenCorp, Inc. ..................    72,960
     3,500  Gene Logic, Inc.1 ..............    76,300
     8,100  Genelabs Technologies, Inc.1 ...    16,686
       900  Genencor International, Inc.1 ..    14,301
     5,250  General Cable Corp. ............    97,388
     6,400  General Communication--Class A 1    77,440
     4,200  General Semiconductor, Inc.1 ...    43,932
     2,800  Genesco, Inc.1 .................    94,080
     1,300  Genesisintermedia, Inc.1 .......    24,375
     2,200  Genlyte Group 1 ................    68,002
     3,300  Genome Therapeutics Corp.1 .....    48,972
     3,000  GenRad, Inc.1 ..................    18,000
     3,600  Genta, Inc.1 ...................    48,204
     1,360  Gentek, Inc. ...................     7,208
     3,200  Gentiva Health Services, Inc. ..    57,600
    24,300  Genuity, Inc.1 .................    75,816
     3,700  Genzyme Corporation--Genzyme
              Biosurgery Division 1 ........    30,599
     3,900  Genzyme Transgenics Corp.1 .....    38,766
     3,547  Georgia Gulf Corp. .............    54,979
     1,800  Gerber Scientific, Inc. ........    19,710
     3,400  Geron Corp.1 ...................    47,600
     4,600  Getty Images, Inc.1 ............   120,796
       600  Gibraltar Steel Corp. ..........    11,760
     3,000  Glacier Bancorp, Inc. ..........    57,000
     2,800  Glateflter (P.H.) Co. ..........    39,928
     3,151  Glenborough Realty Trust, Inc. .    60,814
     4,500  Glimcher Realty Trust ..........    80,550
     1,800  Global Imaging Systems, Inc.1 ..    18,900
     4,731  Global Payments, Inc.1 .........   142,403
     7,300  GlobeSpan, Inc.1 ...............   106,580
     4,600  Gold Bancorp, Inc. .............    35,604
     1,161  Golden Telcom, Inc.1 ...........    16,254
       400  Gorman-Rupp Co. ................     9,640
     2,600  GoTo.com, Inc.1 ................    50,570
     4,939  Graco, Inc. ....................   162,987
     4,250  Granite Construction, Inc. .....   108,035
       500  Gray Communications Systems, Inc.    9,520
       800  Great American Financial
              Resources, Inc. ..............    14,432
     3,568  Great Atlantic & Pacific Tea Co.    52,806
     1,700  Great Lakes REIT, Inc. .........    30,957
     6,754  Greater Bay Bancorp ............   168,715
     1,000  Green Mountain Coffee, Inc.1 ...    29,880
        50  Grey Global Group ..............    33,250
    21,500  Grey Wolf, Inc.1 ...............    86,000
     1,400  Grief Bros Corp.--Class A ......    42,490
     2,700  Griffon Corp.1 .................    29,700

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,300  Group 1 Automotive, Inc.1 ......$   68,080
     4,000  GTech Holding Corp.1 ...........   142,040
       900  Guess, Inc.1 ...................     6,030
     3,600  Guilford Pharmaceuticals, Inc.1    122,400
     3,200  Guitar Center, Inc.1 ...........    67,616
       900  Gulf Island Fabrication ........    12,960
     5,200  Gymboree Corp.1 ................    44,200
     2,900  H Power Corp.1 .................    28,159
     2,900  Haemonetics Corp.1 .............    88,450
     3,382  Hain Celestial Group, Inc.1 ....    74,404
     3,500  Hancock Fabrics, Inc. ..........    31,325
     1,000  Hancock Holding Co.1 ...........    42,950
     4,555  Handleman Co.1 .................    76,296
     4,000  Handspring, Inc.1 ..............    30,800
     4,301  Harbor Florida Bancorp, Inc. ...    82,364
     4,900  Harland (John H.) Co. ..........   114,170
     3,700  Harleysville Group, Inc. .......   110,075
       955  Harleysville National Corp. ....    44,169
     4,336  Harman International
              Industries, Inc. .............   165,158
     7,300  Harmonic, Inc.1 ................    73,000
     6,500  Harsco Corp. ...................   176,345
     1,800  Harvard Bioscience, Inc.1 ......    19,854
     1,500  Haverty Furniture Companies, Inc.   22,425
     5,512  Hawaiian Electric Industries ...   210,558
     1,700  Hayes Lemmerz International,
              Inc.1 ........................    10,880
     4,000  Headwaters, Inc.1 ..............    64,000
     5,275  Health Care REIT, Inc. .........   125,281
     5,691  Healthcare Realty Trust, Inc. ..   149,673
     2,700  HealthExtras, Inc.1 ............    25,596
     2,850  Heartland Express, Inc.1 .......    64,980
       800  HEICO Corp. ....................    15,360
     3,300  Heidrick & Struggles
              International, Inc.1 .........    67,089
     3,605  Helix Technology Corp. .........   109,880
     1,266  Herbalife International, Inc.--
              Class A ......................    12,647
     4,300  Hexcel Corp.1 ..................    54,825
     1,761  hi/fn, Inc.1 ...................    26,644
       800  Hibbett Sporting Goods, Inc.1 ..    29,648
     1,561  Hickory Tech Corp. .............    24,976
     7,240  Highwoods Properties, Inc. .....   192,946
     2,100  Hilb, Rogal and Hamilton Co. ...    91,875
     4,674  HNC Software, Inc.1 ............   116,850
       900  Holly Corp.1 ...................    31,725
     7,200  Hollywood Entertainment Corp.1 .    60,912
     2,800  Home Properties of New York, Inc.   84,280
     8,800  Hooper Holmes, Inc. ............    90,200
     6,668  Horace Mann Educators Corp. ....   143,695
     2,800  Horizon Offshore, Inc.1 ........    37,800
     2,300  Hot Topic, Inc.1 ...............    71,530
     4,500  Hotjobs.com, Inc.1 .............    48,960
     1,900  Houston Exploration Co.1 .......    59,375
     2,300  Hovnanian Enterprises, Inc.--
              Class A 1 ....................    33,373
    17,100  HRPT Properties Trust REIT .....   166,383

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,200  HS Resources, Inc.1 ............$  142,560
     7,812  Hudson United Bancorp ..........   199,206
     4,100  Hughes Supply, Inc. ............    96,965
     3,000  Hunt (J.B.) Transport
              Services, Inc. ...............    57,000
     4,300  Hutchinson Technology 1 ........    81,915
     2,300  Hydril Co.1 ....................    52,371
     4,080  Hyperion Solutions Corp.1 ......    61,200
     2,100  Hyseq, Inc.1 ...................    24,150
     4,300  I-many, Inc.1 ..................    58,050
     3,135  I-STAT Corp.1 ..................    46,210
     3,000  iBasis, Inc.1 ..................    15,000
     1,200  ICU Medical, Inc.1 .............    49,536
     3,300  Identix, Inc.1 .................    20,625
     3,900  IDEX Corp. .....................   132,600
     4,696  IDEXX Laboratories, Inc.1 ......   146,750
     4,674  IDT Corp.1 .....................    63,099
     2,300  IDX Systems Corp.1 .............    34,500
     1,906  IGEN International, Inc.1 ......    49,556
     3,200  IHOP Corp.1 ....................    85,920
     1,600  II-VI, Inc.1 ...................    28,000
    21,786  IKON Office Solutions, Inc. ....   213,503
     4,263  ILEX Oncology, Inc.1 ...........   127,464
     1,900  Illumina, Inc.1 ................    22,382
     4,289  Illuminet Holdings, Inc.1 ......   134,889
     5,403  Imation Corp.1 .................   136,156
     9,029  Imatron, Inc.1 .................    18,058
    14,500  IMC Global, Inc. ...............   147,900
     6,700  Immune Response Corp. ..........    31,825
     5,179  ImmunoGen, Inc.1 ...............   103,580
     5,900  Immunomedics, Inc.1 ............   126,260
     2,428  IMPATH, Inc.1 ..................   107,560
     3,200  Impax Laboratories, Inc.1 ......    39,040
     1,400  IMPCO Technologies, Inc.1 ......    49,490
     1,500  IMPSAT Fiber Networks, Inc.1 ...     3,000
     6,300  IMRglobal Corp.1 ...............    68,859
     5,141  In Focus Systems, Inc.1 ........   104,825
     2,635  INAMED Corp.1 ..................    64,426
     9,100  Incyte Genomics, Inc.1 .........   223,132
     9,742  Independence Community Bank ....   192,307
     2,700  Independent Bank Corp.--Mass. ..    53,298
     2,400  Independent Bank Corp.--Mich. ..    58,920
     3,100  Industrial International, Inc. .    25,116
     8,420  IndyMac Mortgage Holdings,
              Inc.1 ........................   225,656
     2,200  Inet Technologies, Inc.1 .......    18,018
     1,140  Infogrames, Inc.1 ..............     8,664
     3,000  Information Holdings, Inc.1 ....    96,900
     4,900  Information Resources, Inc.1 ...    50,666
    40,700  Informix Corp.1 ................   237,688
    33,600  InfoSpace, Inc.1 ...............   129,024
     2,700  InfoUSA, Inc.1 .................    16,200
       700  Ingles Markets, Inc.--Class A ..     8,610
     6,700  Inkine Pharmaceutical Co.,
              Inc.1 ........................    32,830
    15,700  Inktomi Corp.1 .................   150,563

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     5,500  Innkeepers USA Trust ...........$   65,890
     1,900  Innovative Solutions and
              Support, Inc.1 ...............    27,360
     5,700  Input/Output, Inc.1 ............    72,390
     5,262  Insight Enterprises, Inc.1 .....   128,919
     1,866  Insignia Financial Group, Inc.--
              Class A 1 ....................    22,765
     3,090  Insituform Technologies--
              Class A 1 ....................   112,785
     3,600  Insmed, Inc.1 ..................    32,364
     3,000  Inspire Pharmaceuticals, Inc.1 .    42,000
     2,522  Insurance Auto Auctions, Inc.1 .    42,874
     1,822  Integra Bank Corp. .............    45,131
     1,700  Integra LifeSciences Holdings 1     36,805
       900  Integral Systems, Inc.1 ........    21,717
     3,400  Integrated Circuit Systems,
              Inc.1 ........................    65,280
     5,700  Integrated Electrical
              Services, Inc.1 ..............    55,575
     1,200  Integrated Measurement
              System, Inc.1 ................    26,340
     4,600  Integrated Silicon
              Solution, Inc.1 ..............    63,940
     7,946  InteliData Technology Corp.1 ...    46,881
     3,590  Inter-Tel, Inc. ................    42,757
     6,500  Interactive Data Corp.1 ........    58,500
       500  Interactive Intelligence, Inc.1      5,500
     1,935  Intercept Group, Inc.1 .........    73,530
     8,260  InterDigital Communications
              Corp.1 .......................   109,445
     6,541  Interface, Inc. ................    49,058
     7,924  Intergraph Corp.1 ..............   122,030
     2,475  Interlogix, Inc.1 ..............    90,338
     1,600  Intermagnetics General Corp.1 ..    51,840
     7,800  Intermedia Communications, Inc.1   116,220
     3,200  Intermune, Inc.1 ...............   113,984
    24,500  Internap Network Services Corp.1    80,115
     2,351  International Bancshares Corp. .    98,742
     1,800  International Multifoods Corp. .    37,350
     1,300  International Specialty
              Products, Inc. ...............    13,780
     6,000  Interneuron Pharmaceutical,
              Inc.1 ........................    50,940
     1,300  Interpool, Inc. ................    20,410
     4,100  Interstate Bakeries Corp. ......    65,600
     4,687  Intertan, Inc.1 ................    65,618
     8,162  Intertrust Technologies Corp.1 .     9,794
     5,200  InterVoice-Brite, Inc. .........    57,200
         1  Interworld Corp.1 ..............         1
     2,300  Intrado, Inc.1 .................    39,491
     2,400  IntraNet Solutions, Inc.1 ......    91,320
     5,200  Intuitive Surgical, Inc.1 ......    70,252
     3,400  Invacare Corp. .................   131,342
     3,500  Inverness Medical
              Technology, Inc.1 ............   129,500
       500  Investors Real Estate Trust 1 ..     4,400
    35,547  Iomega Corp.1 ..................    84,957
     3,000  Ionics, Inc.1 ..................    94,500
     3,100  IRT Property Co. ...............    33,759
     1,100  Irwin Financial Corp. ..........    27,665
     5,768  Isis Pharmaceuticals, Inc.1 ....    71,466
     3,911  Isle of Capri Casinos, Inc.1 ...    36,763

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     7,790  ITC Deltacom, Inc.1 ............$   31,160
     2,500  Itron, Inc.1 ...................    47,425
     3,200  ITT Educational Services, Inc.1    144,000
     5,300  ITXC Corp.1 ....................    37,100
     3,090  Ivex Packaging Corp.1 ..........    58,710
       225  iVillage, Inc.1 ................       327
     6,600  Ixia 1 .........................   125,400
     2,100  IXYS Corp.1 ....................    32,760
     1,100  J & J Snack Foods Corp.1 .......    24,365
     1,600  J. Jill Group, Inc.1 ...........    32,400
    13,700  J.D. Edwards & Co.1 ............   193,718
     5,398  Jack in the Box, Inc.1 .........   140,888
     3,200  JAKKS Pacific, Inc.1 ...........    59,840
     3,582  JDA Software Group, Inc.1 ......    59,497
     5,450  JDN Realty Corp. ...............    73,030
     3,000  Jefferies Group, Inc. ..........    97,200
     5,200  JLG Industries, Inc.1 ..........    64,220
     4,000  JNI Corp.1 .....................    56,000
     5,911  John Wiley & Sons, Inc.--
              Class A ......................   139,795
     3,782  Jones Lang LaSalle, Inc.1 ......    49,922
     4,903  Journal Register Co.1 ..........    78,938
     2,700  JP Realty, Inc. ................    66,150
     1,400  K2, Inc.1 ......................    16,002
     1,500  K-Swiss, Inc.--Class A .........    36,195
     2,850  K-V Pharmaceutical Co.1 ........    95,475
     2,300  Kaiser Aluminum Corp.1 .........     9,154
     3,200  Kaman Corp.--Class A ...........    56,640
     3,300  Kaneb Services, Inc.1 ..........    24,189
       700  Kansas City Life Insurance Co. .    28,000
     7,700  Kansas City Southern
              Industries, Inc.1 ............   121,660
     3,390  Kaydon Corp. ...................    86,954
     5,068  KB HOME ........................   152,902
     5,100  KCS Energy, Inc.1 ..............    33,660
     7,200  Keane, Inc.1 ...................   158,400
     1,000  Keithley Instruments, Inc. .....    21,300
     3,982  Kellwood Co. ...................    91,984
     3,000  Kelly Services, Inc. ...........    72,750
     2,000  Kendle International, Inc.1 ....    40,080
     4,312  Kennametal, Inc. ...............   159,113
       850  Kenneth Cole Productions, Inc.--
              Class A 1 ....................    17,128
    12,200  Key Energy Group, Inc.1 ........   132,248
     2,709  Key Production Co., Inc.1 ......    45,105
     3,350  Key3Media Group, Inc.1 .........    38,894
     4,200  Keynote Systems, Inc.1 .........    45,990
     2,800  Keystone Property Trust ........    37,492
     5,340  kforce.com, Inc.1 ..............    34,710
     2,900  Kilroy Realty Corp. REIT .......    84,390
     6,000  Kimball International, Inc.--
              Class B ......................    96,000
     2,936  Kirby Corp.1 ...................    72,372
     1,368  Knight Transportation, Inc.1 ...    28,112
     5,300  Koger Equity, Inc. .............    87,450
     8,500  Kopin Corp.1 ...................   103,190

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     4,923  Korn/Ferry International 1 .....$   76,307
     1,100  KOS Pharmaceuticals, Inc.1 .....    40,920
     2,200  Kosan Biosciences, Inc.1 .......    16,940
     1,000  Kramont Realty Trust ...........    13,680
     3,500  Kroll-O'Gara Co.1 ..............    33,110
     2,121  Kronos, Inc.1 ..................    86,855
     6,500  Kulicke & Soffa Industries,
              Inc.1 ........................   111,540
     5,500  La Jolla Pharmaceutical Co.1 ...    56,375
    20,875  La Quinta Properties, Inc.1 ....   108,133
     8,100  La-Z-Boy Chair, Inc. ...........   149,850
     3,700  Labor Ready, Inc.1 .............    19,388
     2,900  Laclede Gas Co. ................    73,660
     2,300  Ladish Co., Inc.1 ..............    30,751
       600  Lakeland Bancorp, Inc.1 ........    10,860
     4,700  Lancaster Colony Corp. .........   155,006
     4,700  Lance, Inc. ....................    63,450
     3,000  Landamerica Financial Group ....    95,550
       700  Landauer, Inc.1 ................    21,000
     3,300  Landry's Restaurants, Inc. .....    56,100
     1,425  Lands' End, Inc.1 ..............    57,214
     1,306  Landstar System, Inc.1 .........    88,834
     3,200  Lantronix, Inc.1 ...............    32,960
     1,000  LaSalle Hotel Properties .......    17,820
       500  Lawson Products, Inc. ..........    14,650
     4,200  Leap Wireless International,
              Inc.1 ........................   127,260
     2,083  Learning Tree International,
              Inc.1 ........................    47,826
     7,000  Lee Enterprises, Inc. ..........   231,000
    12,500  Legato Systems, Inc.1 ..........   199,375
     4,818  Lennox International, Inc. .....    52,757
     5,222  Lexicon Genetics, Inc.1 ........    65,275
     1,700  Lexington Corporate Properties
              Trust ........................    26,299
     1,800  Libbey, Inc. ...................    71,478
    15,900  Liberate Technologies, Inc.1 ...   174,105
     2,275  Liberty Corp. ..................    91,000
     4,200  Liberty Digital, Inc.--Class A 1    25,578
       200  Liberty Livewire Corp.--Class  A     1,750
     5,300  LifePoint Hospitals, Inc.1 .....   234,684
     6,900  Ligand Pharmaceuticals, Inc.--
              Class B 1 ....................    77,970
     4,185  Lightbridge, Inc.--Class A 1 ...    81,189
     3,600  LightPath Technologies, Inc.--
              Class A 1 ....................    32,040
     5,074  Lincoln Electric Co. ...........   129,387
     1,250  Lindsay Manufacturing Co. ......    23,750
     5,000  Linens 'n Things, Inc.1 ........   136,600
       300  Liqui-Box Corp. ................    11,691
     3,086  Littelfuse, Inc.1 ..............    82,674
     3,636  LNR Property Corp. .............   127,260
     4,000  Local Financial Corp.1 .........    51,600
     1,854  LodgeNet Entertainment Corp.1 ..    32,445
     4,000  Lone Star Steakhouse &
              Saloon, Inc. .................    51,960
     3,336  Lone Star Technologies, Inc.1 ..   120,763
     4,383  Longs Drug Stores Corp. ........    94,454
     7,100  Longview Fibre Co. .............    87,472

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
    14,716  Louisiana-Pacific Corp. ........$  172,619
     1,900  LSI Industries, Inc. ...........    44,443
        70  LTC Healthcare, Inc.1 ..........        53
     6,674  LTX Corp.1 .....................   170,587
     1,700  Luby's Cafeterias, Inc. ........    16,643
     1,400  Lufkin Industries, Inc. ........    38,640
     3,800  Luminent, Inc.1 ................    15,960
     1,900  Luminex Corp.1 .................    37,981
     1,200  Lydall, Inc.1 ..................    14,400
     2,870  M.D.C. Holdings, Inc. ..........   101,598
     1,700  M.S. Carriers, Inc.1 ...........    52,207
     1,200  M/I Schottenstein Homes, Inc. ..    47,400
     3,703  MacDermid, Inc. ................    66,654
     4,512  Macerich Co. REIT ..............   111,898
     4,200  Macrochem Corp. ................    37,296
     8,200  Macromedia, Inc.1 ..............   147,600
     1,800  Madden Steven Ltd.1 ............    32,886
     1,500  Madison Gas & Electric Co. .....    41,700
     2,811  MAF Bancorp, Inc. ..............    86,298
     2,700  Magellan Health Services, Inc.1     34,560
     2,700  MagneTek, Inc.1 ................    33,750
     3,100  Magnum Hunter Resources, Inc.1 .    27,590
     4,800  Mail Well, Inc.1 ...............    20,400
       500  Management Network Group 1 .....     3,050
     1,800  Manhattan Associates, Inc.1 ....    71,550
     3,877  Manitowoc Co., Inc. ............   114,372
     2,000  Manufactured Home
              Communities, Inc. ............    56,200
     1,752  MapInfo Corp.1 .................    38,544
     2,150  Marcus Corp. ...................    29,993
     2,622  Martek Biosciences Corp.1 ......    74,727
     1,422  Martha Stewart Living
              Omnimedia, Inc.1 .............    32,848
     2,600  MasTec, Inc.1 ..................    34,320
     4,837  Matrix Pharmaceutical, Inc.1 ...    50,450
     4,100  MatrixOne, Inc.1 ...............    95,079
     2,100  Matthews International Corp.--
              Class A ......................    92,332
     4,100  Mattson Technology, Inc.1 ......    71,668
     4,383  Maverick Tube Corp.1 ...........    74,292
     3,496  Maxim Pharmaceuticals, Inc.1 ...    22,060
     1,400  MAXIMUS, Inc.1 .................    56,126
     1,900  Maxwell Technologies, Inc.1 ....    42,370
     4,700  Maxygen, Inc.1 .................    91,180
     1,554  McAfee.com 1 ...................    19,083
       900  McGrath Rentcorp ...............    21,726
     1,700  McMoRan Exploration Co.1 .......    25,500
     2,286  MCSi, Inc.1 ....................    34,633
     3,885  Mechanical Technology, Inc.1 ...    28,011
     2,500  Medallion Financial Corp. ......    25,625
     1,300  Med-Design Corp.1 ..............    39,182
     2,228  Media General, Inc.--Class A ...   102,488
     3,300  Medicines Co.1 .................    67,617

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,625  MedQuist, Inc.1 ................$   48,230
     1,872  MemberWorks, Inc.1 .............    43,318
     4,703  MEMC Electronic Materials,
              Inc.1 ........................    35,978
     4,192  Men's Wearhouse, Inc.1 .........   115,699
     3,596  Mentor Corp. ...................   102,486
     2,722  Mercury Computer Systems,
              Inc.1 ........................   134,739
     6,700  Meridian Resource Corp.1 .......    48,039
     4,944  Meristar Hospitality Corp. .....   117,420
     1,300  Merix Corp.1 ...................    22,737
     5,200  Mesa Air Group, Inc.1 ..........    64,220
     3,300  Mesaba Holdings, Inc.1 .........    30,426
     4,600  Metasolv, Inc.1 ................    36,478
     7,100  Metawave Communications Corp. ..    36,849
     6,028  Methode Electronics, Inc.--
              Class A ......................    51,841
     1,600  Metro One Telecommunications,
              Inc.1 ........................   103,792
     7,600  Metromedia International
              Group, Inc.1 .................    25,004
     3,200  MGI Pharma, Inc.1 ..............    40,000
     4,328  Michaels Stores, Inc.1 .........   177,448
     2,100  Micro General, Corp.1 ..........    34,440
     5,900  Micron Electronics, Inc.1 ......     9,381
     3,083  MICROS Systems, Inc.1 ..........    67,826
     1,822  Microsemi Corp.1 ...............   129,362
     5,856  MicroStrategy, Inc.1 ...........    16,397
     3,700  Microtune, Inc.1 ...............    81,400
     1,235  Microvision, Inc.1 .............    26,194
     6,300  Mid Atlantic Medical
              Services, Inc.1 ..............   112,959
     1,900  Mid-America Apartment
              Communities, Inc. ............    48,621
       100  Mid-Atlantic Realty Trust 1 ....     1,250
     2,400  Mid-State Bancshares ...........    43,776
       839  MidAmerica Bancorp .............    24,289
     1,600  Midas, Inc. ....................    20,320
       200  Middlesex Water Co. ............     6,802
       400  Midland Co. ....................    17,800
     4,559  Midway Games, Inc.1 ............    84,342
     2,750  MidWest Express Holdings, Inc.1     47,713
     3,398  Milacron, Inc. .................    53,247
     3,400  Millennium Cell, Inc.1 .........    35,870
     9,031  Millennium Chemicals, Inc. .....   135,917
     2,630  Mills Corp. ....................    64,698
     1,000  Mine Safety Appliances Co. .....    32,700
     2,768  Minerals Technologies, Inc. ....   118,803
     6,237  MIPS Technologies, Inc.--
              Class A 1 ....................    80,457
     1,502  Miravant Medical Technologies 1     17,123
       900  Mission West Properties, Inc. ..    12,645
       600  Mississippi Valley Bancshares,
              Inc. .........................    23,940
     2,827  MKS Instruments, Inc.1 .........    81,418
     2,274  Mobile Mini, Inc.1 .............    74,997
     4,206  Modine Manufacturing Co. .......   116,001
    15,072  Modis Professional Services,
              Inc.1 ........................   103,997
     2,400  Molecular Devices Corp.1 .......    48,120
     2,650  Monaco Coach Corp.1 ............    87,980
    13,900  The Montana Power Co.1 .........   161,240

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       800  Moog, Inc.--Class A 1 ..........$   31,160
     3,300  MTR Gaming Group, Inc.1 ........    44,550
       100  Mount10, Inc.1 .................       389
       600  Movado Group, Inc. .............    12,120
     1,300  Movie Gallery, Inc.1 ...........    23,517
     5,800  MP3.com, Inc.1 .................    28,130
     2,120  MRO Software, Inc.1 ............    33,496
    10,200  MRV Communications, Inc.1 ......    95,370
     5,000  MSC Industrial Direct Co., Inc.--
              Class A 1 ....................    87,000
     2,700  MSC.Software Corp. .............    50,625
     3,900  MTS Systems Corp. ..............    53,781
     4,900  Mueller Industries, Inc.1 ......   161,259
     4,464  Multex.com, Inc.1 ..............    72,540
     1,708  Myers Industries, Inc. .........    25,791
     2,597  N B T Bancorp, Inc. ............    50,122
     6,133  Nabi 1 .........................    48,696
     1,125  NACCO Industries, Inc.--Class A     87,739
     1,400  Nanogen, Inc.1 .................     9,506
     1,400  Nanometrics, Inc.1 .............    38,482
     2,400  Napro Biotherapeutics, Inc.1 ...    24,480
     2,200  Nash Finch Co. .................    51,920
     1,600  National City Bancorp ..........    47,920
     4,189  National Data Corp. ............   135,724
     2,300  National Golf Properties, Inc. .    62,675
     3,900  National Health Investors, Inc.     40,170
     2,064  National Penn Bancshares, Inc. .    41,775
       600  National Presto Industries, Inc.    17,820
       800  National Processing, Inc.1 .....    22,400
     5,731  National Service Industries, Inc.  129,349
       300  National Western Life Insurance Co.--
              Class A 1 ....................    32,697
     5,500  Nationwide Health Properties, Inc. 111,100
     2,800  Nature's Sunshine Products, Inc.    33,124
     4,400  Nautica Enterprises, Inc.1 .....    89,892
     4,675  Navigant Consulting, Inc.1 .....    38,335
     2,600  Navigant International, Inc.1 ..    36,400
     7,338  NBTY, Inc.1 ....................    91,285
       200  NCH Corp. ......................     7,820
     1,900  NCI Building Systems, Inc.1 ....    34,675
     2,611  NCO Group, Inc.1 ...............    80,758
     2,661  Neon Communications, Inc.1 .....    18,600
     1,900  NeoPharm, Inc.1 ................    48,450
     2,022  Neose Technologies, Inc.1 ......    90,990
     5,472  Net IQ Corp.1 ..................   171,219
     4,396  Net.B@nk, Inc.1 ................    49,675
     3,600  Net2Phone, Inc.1 ...............    21,600
     3,453  Netegrity, Inc.1 ...............   103,590
       500  Netratings, Inc.1 ..............     7,200
     7,100  Netro Corp.1 ...................    30,104
     2,300  Netscout Systems, Inc.1 ........    14,950
     2,683  Network Peripheral, Inc.1 ......    31,391
     1,600  Network Plus Corp.1 ............     4,336

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     3,270  Neurocrine Biosciences, Inc.1 ..$  130,767
     2,300  Neurogen Corp.1 ................    52,785
     1,200  New England Business Service, Inc.  23,040
     6,800  New Focus, Inc.1 ...............    56,100
     1,600  New Horizons Worldwide, Inc.1 ..    23,904
     2,000  New Jersey Resources Corp. .....    90,400
     5,000  New York Community Bancorp .....   188,250
    10,025  Newpark Resources, Inc.1 .......   111,278
     4,600  Newport Corp. ..................   121,900
     4,500  Newport News Shipbuilding, Inc.    275,625
     7,700  NewPower Holdings, Inc.1 .......    69,300
     4,200  Next Level Communications, Inc.1    28,350
     5,861  NextCard, Inc.1 ................    64,764
     2,300  NL Industries, Inc. ............    31,855
     4,100  NMS Communications Corp.1 ......    28,700
     4,000  Nordson Corp. ..................   106,000
     1,400  Nortek, Inc.1 ..................    43,708
     1,500  North American Scientific, Inc.1    21,750
     1,600  North Pittsburgh Systems, Inc. .    25,584
     2,100  Northfield Laboratories, Inc.1 .    34,419
     1,300  Northwest Bancorp, Inc. ........    13,650
     4,607  Northwest Natural Gas Co. ......   114,714
     2,600  Northwestern Corp. .............    58,240
     1,854  Novadigm, Inc.1 ................    20,858
    44,400  Novell, Inc.1 ..................   252,636
     3,000  Noven Pharmaceuticals, Inc.1 ...   117,600
     1,900  Novoste Corp.1 .................    48,450
     1,100  NPC International, Inc.1 .......    11,880
     3,670  NPS Pharmaceuticals, Inc.1 .....   147,534
     2,076  NS Group, Inc.1 ................    27,715
     2,900  NTELOS, Inc. ...................    87,174
     3,300  Nu Horizons Electronics Corp.1 .    31,350
     4,944  Nu Skin Enterprises, Inc.1 .....    42,024
     4,300  Nuance Communications, Inc.1 ...    77,486
     3,000  Nuevo Energy Co.1 ..............    48,900
     2,800  NUI Corp. ......................    64,624
     2,300  Numerical Technologies, Inc.1 ..    48,300
       982  NVR, Inc.1 .....................   145,336
     3,570  NYFIX, Inc.1 ...................   114,062
     3,100  O'Charley's, Inc.1 .............    60,078
     5,748  O'Reilly Automotive, Inc.1 .....   164,968
     6,500  Oak Technology, Inc.1 ..........    68,835
     1,900  Ocean Financial Corp. ..........    49,286
     4,000  Oceaneering International, Inc.1    83,000
       700  Octel Corp.1 ...................    11,375
     2,900  Ocular Sciences, Inc.1 .........    73,660
     6,500  Ocwen Financial Corp.1 .........    66,625
    12,990  OfficeMax, Inc.1 ...............    47,933
     2,600  Offshore Logistics, Inc.1 ......    49,400
     9,242  Ohio Casualty Corp. ............   119,684
       200  Old Second Bancorp, Inc.1 ......     6,614
     4,890  Olin Corp. .....................    83,081
       900  Omega Financial Corp. ..........    28,971

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     3,800  Omnova Solutions, Inc. .........$   27,664
     3,800  On Assignment, Inc.1 ...........    68,400
       900  On Command Corp.1 ..............     4,050
     1,400  Oneida Ltd. ....................    28,462
     8,380  ONEOK, Inc. ....................   165,086
     3,500  Onyx Pharmaceuticals, Inc.1 ....    42,035
     5,842  ONYX Software Corp.1 ...........    46,736
    19,100  Oplink Communications, Inc.(a) .    71,625
       600  Optical Cable Corp.1 ...........     6,000
     1,400  Optical Communication Products,
               Inc.1 .......................    14,896
     1,400  Option Care, Inc.1 .............    21,280
     4,600  OraSure Technologies, Inc.1 ....    57,500
     4,860  Orbital Sciences Corp.1 ........    18,857
     5,900  Orchid Biosciences, Inc.1 ......    45,135
     4,700  Oregon Steel Mills, Inc.1 ......    39,950
     3,693  Organogenesis, Inc.1 ...........    27,328
     1,033  Oriental Financial Group .......    19,627
     1,600  Osca, Inc.1 ....................    33,152
     1,808  Oshkosh B'Gosh, Inc.--Class A ..    60,116
     2,725  Oshkosh Truck Corp. ............   120,581
     3,300  OTG Software, Inc.1 ............    23,100
     2,900  Otter Tail Power Co. ...........    80,475
     3,800  Overseas Shipholding Group, Inc.   116,052
     4,900  Owens & Minor, Inc., Holding Co.    93,100
    19,700  Owens-Illinois, Inc.1 ..........   133,566
     1,336  P.F. Chang's China Bistro, Inc.1    50,634
     4,600  Pacific Capital Bancorp ........   140,070
     2,600  Pacific Gulf Properties, Inc. ..    12,714
     1,300  Pacific Northwest Bancorp ......    27,560
     3,937  Pacific Sunwear of California,
              Inc.1 ........................    88,307
     4,500  PacifiCare Health Systems, Inc.1    73,350
     8,200  Packard Bioscience Co.1 ........    68,060
     3,700  Packeteer, Inc.1 ...............    46,361
     1,850  Palm Harbor Homes, Inc. ........    40,238
     2,540  Pan Pacific Retail Properties ..    66,040
     1,000  Panera Bread Co.--Class A 1 ....    31,570
     2,306  Papa John's International,
              Inc.1 ........................    58,457
     1,500  Paradigm Genetics, Inc.1 .......    13,500
     4,160  Parexel International Corp.1 ...    81,120
     2,687  Park Electrochemical Corp. .....    70,937
     1,425  Park National Corp. ............   143,925
    10,200  Parker Drilling Co.1 ...........    66,300
     1,560  ParkerVision, Inc.1 ............    40,794
     1,000  Parkway Properties, Inc. .......    35,250
     5,000  Pathmark Stores, Inc.1 .........   123,000
     2,109  Patina Oil & Gas Corp. .........    55,889
     4,150  Paxar Corp.1 ...................    59,760
     5,500  Paxson Communications Corp.1 ...    74,250
       750  PC Connection, Inc.1 ...........    12,000
     3,000  PC-Tel, Inc.1 ..................    27,630
       800  PEC Solutions, Inc. ............    17,680
     2,500  Pediatrix Medical Group, Inc.1 .    83,000
     5,800  Pegasus Communications Corp.1 ..   130,500

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     4,304  Pegasus Systems, Inc.1 .........$   49,711
     3,100  Pemstar, Inc.1 .................    45,508
     1,174  Penn Engineering &
              Manufacturing Corp. ..........    20,545
     1,700  Penn National Gaming, Inc.1 ....    43,180
     1,600  Penn Virginia Corp. ............    52,640
     1,200  Pennsylvania Real Estate Investment
              Trust ........................    29,640
    10,400  Pennzoil-Quaker State Co. ......   116,480
     3,260  Penton Media, Inc. .............    57,050
     2,300  Penwest Pharmaceuticals Co.1 ...    35,627
     4,622  People's Bank ..................   107,739
     5,750  Peoples Energy Corp. ...........   231,150
       300  Peoples Holding Co. ............     9,903
     7,400  Pep Boys-Manny, Moe, & Jack ....    83,102
     4,733  Per-Se Technologies, Inc.1 .....    38,574
    16,600  Peregrine Pharmaceuticals 1 ....    43,658
     5,900  Performance Food Group, Inc.1 ..   178,357
     3,700  Pericom Semiconductor Corp.1 ...    58,164
     9,146  Perot Systems Corp.--Class A 1 .   165,543
     9,698  Perrigo Co.1 ...................   161,860
     4,700  PetroQuest Energy, Inc.1 .......    32,900
    16,800  PETsMART, Inc.1 ................   118,440
     2,400  PFF Bancorp, Inc. ..............    60,000
     2,900  Pharmaceutical Resources, Inc. .    89,001
     3,700  Pharmacopeia, Inc.1 ............    88,800
     2,700  Pharmacyclics, Inc.1 ...........    91,530
    10,500  Pharmos Corp.1 .................    39,375
     1,600  Philadelphia Consolidated
              Holding Corp.1 ...............    55,648
     6,700  Philadelphia Suburban Corp. ....   170,850
     4,200  Phillips-Van Heusen Corp. ......    60,480
     4,068  Phoenix Technologies, Ltd.1 ....    59,393
     1,541  Photon Dynamics, Inc.1 .........    41,607
     3,468  Photronics, Inc.1 ..............    88,989
     1,200  PICO Holdings, Inc.1 ...........    17,544
     6,900  PictureTel Corp.1 ..............    38,640
     4,400  Piedmont Natural Gas Co., Inc. .   156,288
    13,000  Pier 1 Imports, Inc. ...........   149,500
     1,400  Pilgrims Pride Corp. ...........    17,570
     3,000  Pinnacle Entertainment, Inc.1 ..    22,050
     8,100  Pinnacle Holdings, Inc.1 .......    48,681
     8,912  Pinnacle Systems, Inc.1 ........    53,918
     5,068  Pioneer Standard Electronics,
              Inc. .........................    64,870
     1,000  Pitt-Des Moines, Inc. ..........    34,500
     6,892  Pittson Brink's Group ..........   153,623
     2,900  Pixelworks, Inc.1 ..............   103,646
     2,900  Plains Resources, Inc.1 ........    68,904
     1,800  Planar Systems, Inc.1 ..........    46,620
     5,100  Plantronics, Inc.1 .............   118,065
     1,700  PLATO Learning, Inc.1 ..........    52,615
     2,560  Playboy Enterprises, Inc.--
              Class B 1 ....................    40,064
     2,800  Playtex Products, Inc.1 ........    29,960

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     5,624  Plexus Corp.1 ..................$  185,592
     3,525  PLX Technology, Inc.1 ..........    29,927
     1,800  PMA Capital Corp.--Class A .....    32,490
     3,312  Polaris Industries, Inc. .......   151,690
     9,660  Polaroid Corp. .................    25,116
       800  Polymedica Corp. ...............    32,400
    12,262  Polyone Corp. ..................   127,647
     1,976  Pope & Talbot, Inc. ............    25,510
     1,900  Port Financial Corp. ...........    38,475
    12,700  Portal Software, Inc.1 .........    52,451
     3,200  Possis Medical, Inc.1 ..........    38,560
     5,100  Post Properties, Inc. ..........   193,035
     4,768  Potlatch Corp. .................   164,067
     1,300  Powell Industries, Inc.1 .......    39,000
     4,400  Power Integrations, Inc.1 ......    68,640
     8,000  Powerwave Technologies, Inc.1 ..   116,000
     2,200  Pozen, Inc.1 ...................    33,000
     6,800  Praecis Pharmaceuticals, Inc.1 .   111,792
     2,400  Pre Paid Legal Services, Inc.1 .    52,800
     4,500  Prentiss Properties Trust ......   118,350
     3,400  Presidential Life Corp. ........    76,160
     5,500  Presstek, Inc.1 ................    66,000
     3,000  PRI Automation, Inc.1 ..........    55,575
     6,508  Price Communications Corp.1 ....   131,397
    14,400  Priceline.com, Inc.1 ...........   130,320
       200  Pricesmart, Inc.1 ..............     8,700
     2,022  Prima Energy Corp.1 ............    48,710
     3,000  Prime Group Realty Trust, REIT .    40,500
     5,200  Prime Hospitality Corp.1 .......    61,620
     1,200  Private Media Group, Inc.1 .....    11,280
       100  Prize Energy Corp.1 ............     1,930
     1,993  Proassurance Corp.1 ............    34,379
     2,050  ProBusiness Services, Inc.1 ....    54,428
     2,000  Procurenet 1 ...................        --
     3,597  Prodigy Communications Corp.--
              Class A 1 ....................    20,467
     1,000  Professional Detailing, Inc.1 ..    92,000
     6,197  Profit Recovery Group
              International 1 ..............    71,018
     1,500  Progenics Pharmaceuticals,
              Inc.1 ........................    28,665
     4,894  Progress Software Corp.1 .......    79,283
     3,141  Promistar Financial Corp. ......    75,384
     1,600  Proquest Co.1 ..................    49,584
     5,500  Proton Energy Systems, Inc.1 ...    66,000
     4,463  Provident Bankshares, Corp. ....   111,307
     4,218  Province Healthcare Co.1 .......   148,853
     3,300  Proxim, Inc.1 ..................    46,530
     2,500  PS Business Parks, Inc. ........    70,000
    12,363  PSS World Medical, Inc.1 .......    79,494
     5,013  Public Service Co. of New Mexico   160,917
     1,200  Pulitzer, Inc. .................    63,360
     3,600  Puma Technology, Inc.1 .........    10,800
     2,946  Pure Resources, Inc.1 ..........    53,028
     1,200  Purina Mills, Inc.1 ............    28,800

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,480  QRS Corp.1 .....................$   41,168
       200  Quaker Chemical Corp. ..........     3,800
     1,200  Quaker City Bancorp, Inc. ......    35,364
     2,600  Quaker Fabric Corp.1 ...........    26,650
     1,300  Quanex Corp. ...................    33,670
     1,800  Quicksilver Resources, Inc.1 ...    32,400
     2,650  Quicksilver, Inc.1 .............    66,250
     1,400  Quixote Corp. ..................    39,998
     2,100  R&G Financial Corp.--Class B ...    33,705
     4,500  R.H. Donnelley Corp.1 ..........   144,000
     1,824  Radiant Systems, Inc.1 .........    29,403
     1,774  RadiSys Corp.1 .................    40,536
     3,400  RailAmerica, Inc.1 .............    38,828
     4,956  Rainbow Technologies, Inc.1 ....    27,704
     3,960  Ralcorp Holdings, Inc.1 ........    74,210
    11,300  Rambus, Inc.1 ..................   139,103
     5,800  Range Resources Corp.1 .........    34,800
     2,950  RARE Hospitality International,
              Inc.1 ........................    66,670
     5,103  Raymond James Financial, Inc. ..   156,152
     3,868  Rayonier, Inc. .................   179,669
     3,300  Rayovac Corp.1 .................    70,290
     5,900  RCN Corp.1 .....................    32,391
    16,100  Read-Rite Corp.1 ...............    84,525
     3,500  Realty Income Corp. REIT .......   103,460
     6,090  Reckson Associates Realty Corp.
              REIT .........................   140,070
     1,900  Recoton Corp.1 .................    32,919
     1,600  Redwood Trust, Inc.1 ...........    36,400
     2,200  Regal-Beloit Corp. .............    46,024
     3,500  Regency Centers Corp. ..........    88,900
     2,900  Regeneration Technologies, Inc.1    25,520
     4,000  Regeneron Pharmaceuticals, Inc.1   138,600
     2,300  Regent Communications, Inc.1 ...    27,577
     6,025  Regis Corp. ....................   126,465
     3,400  Register.com, Inc.1 ............    52,666
     2,000  RehabCare Group, Inc.1 .........    96,400
     2,250  Reliance Steel & Aluminum Co. ..    56,813
     7,248  Remec, Inc.1 ...................    89,875
     4,000  Remedy Corp.1 ..................   139,200
     3,100  Remington Oil & Gas Corp.1 .....    58,900
     1,400  Renaissance Learning, Inc.1 ....    70,826
     6,446  Renal Care Group, Inc.1 ........   212,009
     1,006  Rent-A-Center, Inc.1 ...........    52,916
     4,661  Rent-Way, Inc.1 ................    50,805
     7,412  Republic Bancorp, Inc. .........   103,027
     1,841  Research Frontiers, Inc. .......    49,707
     3,200  Resource America, Inc.--Class A     41,920
     1,300  Resources Connection, Inc.1 ....    33,592
     3,300  Resortquest International, Inc.1    37,950
     4,737  Respironics, Inc.1 .............   140,973
       500  Revlon 1 .......................     3,625
     5,200  RFS Hotel Investors, Inc. ......    82,108
     5,600  RGS Energy Group, Inc. .........   210,000
     2,400  Ribozyme Pharmaceuticals, Inc.1     24,000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,600  Richardson Electronics, Ltd. ...$   22,400
     3,729  Richmond County Financial Corp.    139,912
     3,174  Riggs National Corp. ...........    53,926
     1,300  Right Management Consultants,
              Inc.1 ........................    33,930
       700  Rightchoice Managed Care, Inc.1     31,080
       900  Riviana Foods, Inc. ............    16,335
       850  RLI Corp. ......................    38,182
     2,400  Roadway Express, Inc. ..........    57,048
       800  Roanoke Electric Steel Corp. ...    13,968
       900  Robbins & Myers, Inc. ..........    25,380
     1,583  Robert Mondavi Corp.--Class A 1     64,175
     1,200  Rock-Tenn Co.--Class A .........    14,700
     2,700  Rogers Corp.1 ..................    71,550
     4,300  Rohn Industries, Inc. ..........    20,425
     1,900  Rollins, Inc. ..................    37,829
     4,360  Roper Industries, Inc. .........   182,030
     2,800  Rosetta Inpharmatics, Inc.1 ....    43,400
     3,000  Roxio, Inc.1 ...................    39,000
     1,700  RPC, Inc. ......................    24,140
    16,362  RPM, Inc. ......................   150,530
     2,100  RTI International Metals, Inc.1     32,025
     9,300  Ruby Tuesday, Inc. .............   159,030
     4,000  Ruddick Corp. ..................    67,800
     1,200  Rudolph Technologies, Inc.1 ....    56,400
     1,248  Rural Cellular Corp.1 ..........    56,534
     1,100  Russ Berrie & Co., Inc. ........    32,340
     3,900  Russell Corp. ..................    66,261
     3,800  Ryan's Family Steakhouses, Inc.1    46,550
     7,198  Ryder System, Inc. .............   141,081
     2,988  Ryerson Tull, Inc.--Class A ....    40,308
     1,668  Ryland Group, Inc. .............    84,401
     3,060  S&T Bancorp, Inc. ..............    76,837
       300  S.Y. Bancorp, Inc. .............    10,200
     9,000  S1 Corp.1 ......................   126,000
     4,100  Saba Software, Inc.1 ...........    67,281
    15,600  Safeguard Scientifics, Inc.1 ...    80,184
       700  SAGA Communications, Inc.--
              Class A 1 ....................    16,618
     2,300  Sage, Inc.1 ....................    35,650
     1,818  Salem Communications Corp.1 ....    39,778
     1,182  Salton, Inc.1 ..................    21,040
     1,328  Sanchez Computer Associates,
              Inc.1 ........................    17,596
     1,000  Sandy Spring Bancorp, Inc. .....    32,200
       300  Sangamo BioSciences, Inc.1 .....     4,392
     3,161  SangStat Medical Corp.1 ........    51,777
       800  Santander BanCorp ..............    15,640
    10,600  Sapient Corp.1 .................   103,350
     2,041  SatCon Technology Corp.1 .......    21,328
     1,900  Sauer, Inc. ....................    17,955
     1,000  Saul Centers, Inc. .............    18,890
     4,500  Sawtek, Inc.1 ..................   105,885
     5,376  SBA Communications Corp.1 ......   133,056
     2,508  SBS Technologies, Inc.1 ........    47,451

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,000  ScanSource, Inc.1 ..............$   47,420
     4,166  Scholastic Corp.1 ..............   175,389
     2,700  School Specialty, Inc.1 ........    69,795
     5,400  Schuler Homes, Inc.--Class A 1 .    73,116
     5,600  Schulman, Inc. .................    75,600
     1,500  Schweitzer-Mauduit
              International, Inc. ..........    35,400
     6,598  SciClone Pharmaceuticals, Inc.1     38,466
     4,100  Scientific Games Corp.--
              Class A 1 ....................    24,149
     5,400  Scios, Inc.1 ...................   135,054
     3,061  SCM Microsystems, Inc.1 ........    31,834
     2,425  Scotts Co.--Class A 1 ..........   100,516
     2,350  SCP Pool Corp.1 ................    80,934
       912  SCPIE Holdings, Inc. ...........    18,422
     3,000  SeaChange International, Inc.1 .    54,090
     4,200  Seacoast Financial Services
              Corp. ........................    68,250
     2,350  Seacor Smit, Inc.1 .............   109,839
       500  Second Bancorp, Inc. ...........    11,450
     4,637  Secure Computing Corp.1 ........    72,847
     4,500  Seebeyond Technology Corp ......    71,550
     3,000  Seitel, Inc.1 ..................    39,300
       800  Select Medical, Corp. ..........    16,000
       600  Selectica, Inc.1 ...............     2,568
     4,400  Selective Insurance Group, Inc.    117,392
     1,705  SEMCO Energy, Inc. .............    25,575
     2,500  Semitool, Inc.1 ................    29,825
     1,200  Senior Housing Properties Trust     15,600
     6,433  Sensient Technologies ..........   132,005
    10,882  Sensormatic Electronics Corp.1 .   184,994
       800  Sequa Corp.--Class A 1 .........    36,400
     3,400  Sequenom, Inc.1 ................    47,600
     2,026  SERENA Software, Inc.1 .........    73,625
     2,200  Serologicals Corp.1 ............    46,948
     4,790  ShopKo Stores, Inc.1 ...........    34,871
     2,000  Shuffle Master, Inc.1 ..........    42,000
     3,600  Shurgard Storage Centers, Inc.--
              Class A ......................   112,500
     5,100  Sierra Health Services, Inc.1 ..    35,751
    12,720  Sierra Pacific Resources .......   203,393
     1,900  Silgan Holdings, Inc.1 .........    33,364
    24,600  Silicon Graphics, Inc.1 ........    34,194
     5,400  Silicon Image, Inc.1 ...........    27,000
     1,800  Silicon Laboratories, Inc.1 ....    39,780
    10,100  Silicon Storage Technology,
              Inc.1 ........................   102,313
     5,866  Silicon Valley Bancshares 1 ....   129,052
     1,600  Simmons First National Corp.--
              Class A ......................    53,440
     1,300  Simpson Manufacturing Co.,
              Inc.1 ........................    78,650
     5,218  Sinclair Broadcast Group,
              Inc.1 ........................    53,745
     4,206  SIPEX Corp.1 ...................    48,916
     6,061  Sirius Satellite Radio, Inc.1 ..    73,884
     4,600  SITEL Corp.1 ...................     7,360
       200  SJW Corp. ......................    17,100
     2,089  Skechers USA, Inc.--Class A 1 ..    61,061

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       800  SkillSoft Corp.1 ...............$   27,400
       800  Skyline Corp. ..................    21,760
     3,420  SL Green Realty Corp. ..........   103,660
     2,105  SLI, Inc.1 .....................    17,366
       800  Smart & Final, Inc.1 ...........     8,800
     2,912  Smith, Charles E. Residential
              Realty, Inc. .................   146,037
     2,300  Smucker (J.M.) Co.--Class A ....    59,800
     2,600  Sola International, Inc.1 ......    36,686
     5,763  Somera Communications, Inc.1 ...    41,263
     3,935  Sonic Automotive, Inc.1 ........    75,159
     3,710  Sonic Corp.1 ...................   117,718
    13,900  Sonicblue, Inc. ................    45,870
     5,400  SonicWALL, Inc.1 ...............   136,134
     1,728  SonoSite, Inc.1 ................    33,523
     2,400  Sorrento Networks Corp.1 .......    28,752
     3,883  Sotheby's Holding, Inc.--
              Class A ......................    62,633
     7,122  South Financial Group, Inc. ....   134,463
     1,200  South Jersey Industries, Inc. ..    37,380
     2,560  Southern Peru Copper Corp. .....    31,616
     3,829  Southern Union Co.1 ............    78,112
     4,300  Southwest Bancorp of Texas 1 ...   129,903
     5,012  Southwest Gas Corp. ............   118,684
     2,010  Southwest Securities Group, Inc.    41,607
     4,700  Southwestern Energy Co. ........    57,575
     1,200  Sovran Self Storage, Inc. ......    32,844
     6,698  Spanish Broadcasting System,
               Inc.1 .......................    54,991
     3,700  Spartan Stores, Inc.1 ..........    59,422
     1,600  Spartech Corp. .................    38,640
     1,000  Specialty Laboratories, Inc.1 ..    37,850
       400  Spectra-Physics Lasers, Inc.1 ..     9,256
     2,900  Spectralink Corp.1 .............    37,729
    10,600  Spectrasite Holdings, Inc.1 ....    76,744
     2,300  Spectrian Corp.1 ...............    36,800
     3,000  SpeechWorks International,
               Inc.1 .......................    47,100
     2,354  Speedway Motorsports, Inc.1 ....    59,344
     6,543  Spherion Corp.1 ................    58,560
     3,447  Spiegel--Class A ...............    33,332
     2,480  Spinnaker Exploration Co.1 .....    98,853
     1,603  Springs Industries, Inc.--
               Class A .....................    70,692
     1,400  SPS Technologies, Inc.1 ........    66,360
     2,000  SPSS, Inc.1 ....................    31,620
       700  SRI / Surgical Express Inc.1 ...    21,287
       200  St Francis Capital Corp. .......     4,370
     4,700  St. Mary Land & Exploration Co.    109,792
     7,100  Stamps.com, Inc.1 ..............    26,625
     4,923  StanCorp Financial Group, Inc. .   233,301
     2,200  Standard Commercial Corp. ......    38,654
     2,861  Standard Microsystems Corp.1 ...    51,212
     1,300  Standard Register Co. ..........    24,050
     3,300  Standard-Pacific Corp. .........    76,395
     1,100  Standex International Corp. ....    25,960
     1,000  Stanford Microdevices, Inc.1 ...    16,900

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,100  Stanley Furniture Co., Inc.1 ...$   29,590
    12,220  StarBase Corp.1 ................    44,603
     4,111  StarMedia Network, Inc.1 .......     7,646
       725  StarTek, Inc.1 .................    16,385
     1,200  State Auto Financial Corp. .....    19,668
     4,100  Staten Island Bancorp, Inc. ....   114,185
     4,173  Station Casinos, Inc.1 .........    66,768
     2,075  Steak n Shake Co.1 .............    19,194
     4,830  Steel Dynamics, Inc.1 ..........    60,375
     3,696  Stein Mart, Inc.1 ..............    38,217
       500  Stephan Chemical Co. ...........    13,100
     1,819  Stericycle, Inc.1 ..............    85,402
     8,868  STERIS Corp.1 ..................   177,803
     1,800  Sterling Bancorp ...............    55,080
     4,350  Sterling Bancshares, Inc. ......    83,433
       800  Sterling Financial Corp. .......    18,520
     4,100  Stewart & Stevenson Services,
              Inc. .........................   135,300
    15,300  Stewart Enterprises, Inc.--
              Class A ......................   111,690
     1,000  Stewart Information Services
              Corp. ........................    19,490
     5,225  Stillwater Mining Co.1 .........   152,831
     2,779  Stone Energy Corp.1 ............   123,110
     1,100  Stoneridge, Inc.1 ..............    11,825
     3,000  Storage USA, Inc. ..............   108,000
     8,645  Stratos Lightwave, Inc.1 .......   112,385
     1,160  Strayer Education, Inc. ........    56,550
     4,400  Stride Rite Corp. ..............    37,400
     4,774  Structural Dynamics Research
              Corp.1 .......................   116,963
       700  Student Loan Corp. .............    48,825
     1,900  Sturm Ruger & Co., Inc. ........    18,620
       400  Suffolk Bancorp ................    17,928
     3,547  Suiza Foods Corp.1 .............   188,346
     3,700  Summit Properties, Inc. ........    99,271
     1,900  Sun Communities, Inc. ..........    67,165
     2,825  Sunrise Assisted Living, Inc.1 .    74,156
     3,283  SuperGen, Inc.1 ................    48,359
     8,001  Superior Energy Services, Inc.1     63,208
     2,800  Superior Industries International,
              Inc. .........................   107,240
     1,848  Supertex, Inc.1 ................    22,804
     2,000  SurModics, Inc.1 ...............   117,600
     6,800  Susquehanna Bancshares, Inc. ...   138,380
     2,920  Swift Energy Co.1 ..............    87,980
     6,525  Swift Transportation Co., Inc.1    125,672
     4,500  Sybron Dental Specialties, Inc.1    92,205
     4,200  Sykes Enterprises, Inc.1 .......    46,200
     3,900  Sylvan Learning Systems, Inc.1 .    94,770
     4,133  SymmetriCom, Inc.1 .............    60,507
     3,970  Symyx Technologies 1 ...........    96,034
     2,922  Syncor International Corp.1 ....    90,582
     2,000  Synplicity, Inc.1 ..............    20,020
       500  Syntel, Inc.1 ..................     3,850
     4,200  Syntroleum Corp.1 ..............    38,178

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     5,519  Systems & Computer
              Technology Corp.1 ............$   49,947
     4,300  Take-Two Interactive Software,
              Inc.1 ........................    79,765
     1,400  TALX Corp. .....................    55,930
       800  Tanger Factory Outlet
              Centers, Inc. ................    18,400
     3,100  Tanox, Inc.1 ...................    97,805
     4,018  Targeted Genetics Corp.1 .......    26,117
     5,900  Taubman Centers, Inc. ..........    82,600
     4,000  TBC Corp.1 .....................    38,320
     5,600  Techne Corp.1 ..................   182,000
     3,900  Technitrol, Inc. ...............   101,400
     2,641  Tecumseh Products Co.--Class A .   130,730
       600  Tejon Ranch Co.1 ...............    16,350
     4,622  Teledyne Technologies, Inc.1 ...    70,254
     6,100  TeleTech Holdings, Inc.1 .......    54,839
     3,500  Telik, Inc.1 ...................    34,475
     1,000  Tennant Co. ....................    40,000
    10,300  Terayon Communication
              Systems, Inc.1 ...............    63,036
     3,768  Terex Corp.1 ...................    79,882
    11,582  Terremark Worldwide, Inc.1 .....    17,489
     4,155  Tersoro Petroleum Corp.1 .......    52,353
     5,133  TETRA Tech, Inc.1 ..............   139,618
     1,200  TETRA Technologies, Inc.1 ......    29,340
     5,246  Texas Biotechnology Corp.1 .....    43,961
     3,147  Texas Industries, Inc. .........   108,225
     2,460  Texas Regional Bancshares, Inc.--
              Class A ......................    99,113
     5,300  Theragenics Corp.1 .............    59,201
     2,800  Therma-Wave, Inc.1 .............    53,396
       900  Thermo Fibertek, Inc.1 .........     2,610
     7,800  Thomas & Betts Corp. ...........   172,146
     1,700  Thomas Industries, Inc. ........    50,150
       700  Thor Industries, Inc. ..........    23,079
     4,260  Thoratec Laboratories Corp.1 ...    66,243
     4,400  Thornburg Mortgage, Inc. .......    68,244
     2,965  THQ, Inc.1 .....................   176,803
     2,600  Three-Five Systems, Inc.1 ......    46,748
     8,475  Timken Co. .....................   143,567
     6,500  Titan Corp.1 ...................   148,850
     3,283  Titan Pharmaceuticals, Inc.1 ...    98,523
     3,700  Titanium Metals Corp.1 .........    37,000
     3,500  TiVo, Inc.1 ....................    19,250
     2,977  Toll Brothers, Inc.1 ...........   117,026
     1,500  Tollgrade Communications, Inc.1     42,750
       300  Tompkins Trustco, Inc. .........    11,850
     4,144  Too, Inc.1 .....................   113,546
     6,896  Topps Co., Inc.1 ...............    80,614
     1,800  Toro Co. .......................    80,910
     5,590  Tower Automotive, Inc.1 ........    57,298
     1,600  Town & Country Trust ...........    32,640
     4,500  Trammel Crow Co.1 ..............    49,725
     5,209  Trans World Entertainment Corp.1    49,538

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     5,906  Transaction Systems
              Architecture, Inc.--Class A 1 $   91,543
     2,400  Transgenomic, Inc.1 ............    45,600
     3,045  Transkaryotic Therapies, Inc.1 .    89,675
     2,400  TransMontaigne Oil Co.1 ........    13,920
    11,500  TranSwitch Corp.1 ..............   123,625
       600  TRC Cos., Inc.1 ................    24,102
     2,855  Tredegar Industries, Inc. ......    54,673
       600  Trendwest Resorts, Inc.1 .......    14,040
       900  Trex Company, Inc.1 ............    17,325
     1,500  Triad Guaranty, Inc.1 ..........    60,000
     4,200  Triangle Pharmaceuticals, Inc.1     19,656
     2,500  Triarc Cos., Inc.1 .............    65,500
     3,031  Trico Marine Services, Inc.1 ...    32,250
     2,200  Trikon Technologies, Inc.1 .....    30,800
     4,006  Trimble Navigation Ltd.1 .......    78,077
     2,402  Trimeris, Inc.1 ................   120,268
     6,212  Trinity Industries, Inc. .......   129,769
     4,200  Tripath Imaging, Inc.1 .........    41,622
     3,200  Tripath Technology, Inc.1 ......    28,288
    11,300  TriQuint Semiconductor, Inc.1 ..   254,250
     2,800  Triumph Group, Inc.1 ...........   137,200
     3,600  TriZetto Group, Inc.1 ..........    33,300
     1,600  Troy Financial Corp. ...........    29,216
     2,100  Trust Co. of New Jersey ........    50,820
     7,468  Trustco Bank Corp. .............    99,698
     2,200  Tucker Anthony Sutro Corp. .....    48,400
       800  Tuesday Morning Corp.1 .........    10,600
     2,300  Tularik, Inc.1 .................    59,409
     7,790  Tupperware Corp. ...............   182,520
     5,800  Turnstone Systems, Inc.1 .......    40,600
     2,466  Tweeter Home Entertainment
              Group, Inc.1 .................    87,050
    13,014  U.S. Industries, Inc. ..........    53,357
    14,834  U.S. Oncology, Inc.1 ...........   131,874
     1,200  U.S. Physical Therapy, Inc.1 ...    19,164
     1,000  U.S. Restaurant Properties, Inc.    14,930
       925  U.S.B. Holding Co., Inc. .......    14,106
     7,700  Ubiquitel, Inc.1 ...............    58,520
     6,798  UCAR International, Inc.1 ......    81,236
     2,918  UCBH Holdings, Inc. ............    88,561
     4,213  UGI Corp. ......................   113,751
     4,500  UICI 1 .........................    57,375
     1,500  UIL Holdings Corp. .............    72,885
     1,600  Ulticom, Inc.1 .................    54,080
     1,500  Ultimate Electronics, Inc.1 ....    48,630
     3,328  Ultratech Stepper, Inc.1 .......    85,363
     2,926  UMB Financial Corp. ............   125,818
     3,500  Umpqua Holdings Corp. ..........    44,835
       400  Unb Corp. ......................     7,400
     8,582  Unifi, Inc.1 ...................    72,947
     1,000  Unigraphics Solutions, Inc.1 ...    31,750
     3,000  Uniroyal Technology Corp.1 .....    25,500

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     4,500  Unisource Energy Corp.1 ........$  103,365
     4,470  Unit Corp.1 ....................    70,850
     1,500  United Auto Group, Inc.1 .......    26,250
     7,027  United Bankshares, Inc. ........   188,324
     3,342  United Community Financial Corp.    29,075
    14,104  United Dominion Realty Trust,
              Inc. .........................   199,572
       400  United Fire & Casualty Co. .....    11,688
     1,100  United Industrial Corp. ........    18,425
     1,593  United National Bancorp ........    36,129
     1,900  United Natural Foods, Inc.1 ....    39,805
     5,151  United Stationers, Inc.1 .......   162,566
       400  United Television, Inc. ........    50,400
     2,828  United Therapeutics Corp.1 .....    37,754
     9,900  UnitedGlobalCom, Inc.--Class A 1    85,635
     7,500  Universal Access, Inc.1 ........    46,500
     4,000  Universal American Financial
              Corp.1 .......................    24,840
     1,400  Universal Compression Holdings,
              Inc.1 ........................    39,760
     3,968  Universal Corp. ................   157,371
     2,715  Universal Display Corp.1 .......    46,128
     2,641  Universal Electronics, Inc.1 ...    47,538
     2,400  Universal Forest Products, Inc.     54,000
     2,500  Universal Health Realty Income Trust
              REIT .........................    54,000
     8,100  UNOVA, Inc.1 ...................    55,728
     1,900  Urocor, Inc.1 ..................    29,735
     1,200  Urologix, Inc.1 ................    21,972
     2,300  URS Corp.1 .....................    62,100
     5,300  US Unwired, Inc.--Class A 1 ....    56,233
    11,633  USEC, Inc. .....................    98,066
     3,351  USFreightways Corp. ............    98,855
     7,900  USG Corp.1 .....................    33,338
     1,500  VI Technologies, Inc.1 .........    19,275
     6,700  VA Linux Systems, Inc.1 ........    23,450
     1,800  Vail Resorts, Inc.1 ............    34,200
     5,383  Valence Technology, Inc.1 ......    34,613
     2,970  Valentis, Inc.(a) ..............    18,563
       800  Valhi, Inc. ....................    10,360
     1,400  Valmont Industries, Inc. .......    25,480
     1,300  Value City Department
              Stores, Inc.1 ................    14,950
       400  Value Line, Inc. ...............    16,888
     3,900  ValueVision International, Inc.1    84,825
     2,300  Vans, Inc.1 ....................    54,050
     4,506  Varian Semiconductor Equipment
              Associates, Inc.1 ............   189,252
     4,128  Varian, Inc.1 ..................   133,334
     7,600  Vasomedical, Inc.1 .............    32,832
     3,100  Vastera, Inc.1 .................    44,020
     1,600  VaxGen, Inc.1 ..................    30,400
     1,781  Vector Group Ltd. ..............    56,903
     3,300  Veeco Instruments, Inc.1 .......   131,175
     2,096  Ventana Medical Systems, Inc.1 .    66,024
     8,900  Ventas, Inc. ...................    97,455
     2,900  Ventiv Health, Inc.1 ...........    59,856

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     4,300  Veritas DGC, Inc.1 .............$  119,325
     3,817  Verity, Inc.1 ..................    76,149
     2,700  Versicor, Inc.1 ................    33,858
     4,800  Vesta Insurance Group, Inc. ....    50,160
     2,500  ViaSat, Inc.1 ..................    59,700
     7,300  Viasystems Group, Inc.1 ........    21,973
     2,561  Vical, Inc.1 ...................    35,803
     3,874  Vicor Corp.1 ...................    63,146
     6,400  Vidamed, Inc.1 .................    38,720
     6,800  Viewpoint Corp.1 ...............    57,800
     6,290  Vintage Petroleum, Inc. ........   117,623
     4,900  Vion Pharmaceuticals, Inc.1 ....    43,218
     1,700  Virage Logic Corp.1 ............    26,333
     6,500  Virata Corp.1 ..................    77,025
     2,300  ViroPharma, Inc.1 ..............    78,200
     5,261  Visual Networks, Inc.1 .........    46,034
     6,800  VISX, Inc.1 ....................   131,580
     1,100  Vital Signs, Inc. ..............    36,355
    12,000  Vitria Technology, Inc.1 .......    41,280
       900  Volt Information Sciences,
               Inc.1 .......................    15,750
       700  Vysis, Inc.1 ...................    17,640
     3,200  W Holding Co., Inc. ............    41,600
     2,100  W-H Energy Services, Inc 1 .....    39,900
     2,800  Wabash National Corp. ..........    33,880
     4,671  Wabtec Corp. ...................    70,065
     1,000  Wackenhut Corp.--Class A 1 .....    17,250
     4,571  Wallace Computer Services, Inc.     75,604
     5,600  Walter Industries, Inc. ........    66,640
     4,500  Washington Real Estate Investment
              Trust ........................   106,380
       900  Washington Trust Bancorp, Inc. .    19,809
     4,300  Waste Connections, Inc.1 .......   154,800
     3,800  WatchGuard Technologies, Inc.1 .    38,950
     2,053  Watsco, Inc.--Class A ..........    28,947
     1,800  Watson Wyatt and Co. Holdings 1     42,084
     1,680  Watts Industries, Inc.--Class A     28,476
     5,780  Wausau-Mosinee Paper Co. .......    74,504
     5,819  Wave Systems Corp.--Class A 1 ..    31,248
     6,500  Waypoint Financial Corp. .......    81,575
     3,200  WD-40 Co. ......................    71,808
     2,700  WebEx Communications, Inc.1 ....    71,982
     3,100  webMethods, Inc.1 ..............    65,658
     2,900  Websense, Inc.1 ................    58,000
     4,800  Weingarten Realty, Inc. ........   210,480
     3,600  Wellman, Inc. ..................    64,440
     4,300  Werner Enterprises, Inc. .......   104,275
     3,500  WesBanco, Inc. .................    87,815
     2,277  WESCO International, Inc.1 .....    20,721
     3,700  West Coast Bancorp .............    46,879
     1,136  West Pharmaceutical Services,
              Inc. .........................    30,672
     5,461  Westamerica Bankcorp. ..........   214,344
     1,080  Westcorp, Inc. .................    22,896

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
    23,700  Western Digital Corp.1 .......$     94,800
     2,800  Western Gas Resources, Inc. ..      91,280
     3,522  WestPoint Stevens, Inc. ......       4,860
     2,900  Westport Resources Corp.1 ....      60,900
     1,800  Wet Seal, Inc.--Class A 1 ....      62,298
     1,600  WFS Financial, Inc.1 .........      49,200
     7,690  WGL Holdings, Inc. ...........     208,476
       100  White Mountain Insurance Group,
              Inc. .......................      37,625
     4,300  Whitney Holding Corp. ........     201,670
     3,489  Wild Oats Market, Inc.1 ......      36,320
       700  Wilson Greatbatch Technologies,
              Inc.1 ......................      20,300
     2,200  Wilsons The Leather Experts,
              Inc.1 ......................      40,810
     2,347  Winnebago Industries .........      72,170
     1,600  Wintrust Financial Corp. .....      39,760
     4,300  Wireless Facilities, Inc.1 ...      27,950
     6,964  Wisconsin Central
              Transportation Corp.1 ......     116,508
    11,345  Wit Soundview Group, Inc.1 ...      20,761
     1,900  Witness Systems, Inc.1 .......      20,881
     2,800  WMS Industries, Inc.1 ........      90,076
       900  Wolverine Tube, Inc.1 ........      14,913
     5,800  Wolverine World Wide, Inc. ...     103,646
     2,267  Woodhead Industries, Inc. ....      38,539
     1,400  Woodward Governor Co. ........     118,090
     2,522  World Wrestling Federation
              Entertainment, Inc.1 .......      34,804
    11,132  Worthington Industries, Inc. .     151,395
     4,500  WPS Resources Corp. ..........     158,625
    26,600  Wyndham International, Inc.--
              Class A 1 ..................      66,500
     1,500  X-Rite, Inc. .................      13,260
     4,000  Xicor, Inc.1 .................      44,280
     2,400  XM Satellite Radio Holdings,
              Inc.1 ......................      38,880
       401  Xto Energy, Inc. .............       5,747
     1,400  Xtra Corp.1 ..................      69,440
     8,400  Xybernaut Corp.1 .............      40,320
     1,648  Yankee Candle Co., Inc.1 .....      31,296
     4,300  Yellow Corp.1 ................      81,614
     5,383  York International Corp. .....     188,513
     2,261  Young Broadcasting Corp.--
              Class A 1 ..................      75,924
     4,389  Zale Corp.1 ..................     147,909
     4,206  Zebra Technologies Corp.--
              Class A 1 ..................     206,599
     1,000  Zenith National Insurance
              Corp. ......................      27,000
     2,061  ZixIt Corp.1 .................      18,858
     1,500  Zoll Medical Corp.1 ..........      41,175
     5,556  Zomax, Inc.1 .................      49,504
     2,900  Zoran Corp.1 .................      86,188
     2,022  Zygo Corp.1 ..................      44,990
                                          ------------
TOTAL COMMON STOCKS
   (Cost $124,076,000) ................... 124,505,328
                                          ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  June 30, 2001 (Unaudited)

 PRINCIPAL
    AMOUNT  SECURITY                             VALUE
--------------------------------------------------------------------------------
            SHORT TERM INSTRUMENT--4.47%
            US TREASURY BILLS 2--4.47%
$   566,000    3.380%, 07/05/01 ..........$    565,843
    990,000    3.710%, 07/19/01 3 ........     988,384
  1,775,000    3.390%, 08/02/01 ..........   1,769,920
  1,718,000    3.400%, 08/09/01 ..........   1,711,940
    661,000    3.790%, 08/16/01 ..........     658,208
                                          ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $5,693,947) .....................   5,694,295
                                          ------------
TOTAL INVESTMENTS
   (Cost $129,769,947) ......... 102.17%  $130,199,623

LIABILITIES IN EXCESS
   OF OTHER ASSETS .............  (2.17)    (2,764,368)
                                 ------   ------------
NET ASSET ...................... 100.00%  $127,435,255
                                 ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2001.
2 Rates shown represent effective yield at time of purchase.
3 Held as collateral for futures contracts.
Abbreviations
ADR --American Depository Receipt.
REIT--Real Estate Investment Trust.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2001

ASSETS
   Investments at value (cost $129,769,947) ...........................  $130,199,623
   Receivable for investment securities sold ..........................    31,806,089
   Receivable for capital shares sold .................................       832,162
   Variation margin receivable for futures contracts ..................        75,725
   Dividends and interest receivable ..................................       114,946
   Deferred organizational costs and other assets .....................         5,017
                                                                         ------------
Total assets ..........................................................   163,033,562
                                                                         ------------
LIABILITIES
   Payable for investment securities purchased ........................    35,175,077
   Payable for capital shares redeemed ................................       315,200
   Due to advisor .....................................................        23,032
   Administration fee payable .........................................        27,028
   Custody fee payable ................................................         9,405
   Accrued expenses and other .........................................        48,565
                                                                         ------------
Total liabilities .....................................................    35,598,307
                                                                         ------------
NET ASSETS ............................................................  $127,435,255
                                                                         ============
COMPOSITION OF NET ASSETS
   Paid-in capital ....................................................  $121,060,030
   Undistributed net investment income ................................     1,462,694
   Accumulated net realized gain on investment and futures transactions     4,378,821
   Net unrealized appreciation of investments and futures contracts ...       533,710
                                                                         ------------
NET ASSETS ............................................................  $127,435,255
                                                                         ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .............................    10,786,559
                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .........................  $      11.81
                                                                         ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                 FOR THE SIX MONTHS ENDED
                                                                            JUNE 30, 2001
INVESTMENT INCOME
   Dividends ...............................................................  $   755,960
   Interest ................................................................       83,125
                                                                              -----------
TOTAL INVESTMENT INCOME ....................................................      839,085
                                                                              -----------
EXPENSES:
   Advisory fees ...........................................................      192,162
   Administration and services fees ........................................       72,905
   Custodian fees ..........................................................       25,733
   Transfer agent fees .....................................................       16,362
   Printing fees ...........................................................       13,418
   Professional fees .......................................................        9,472
   Trustees fees ...........................................................        8,470
   Amortization of organizational costs ....................................        2,088
   Registration and filing fees ............................................          457
   Miscellaneous ...........................................................          509
                                                                              -----------
Total expenses .............................................................      341,576
Less: fee waivers and/or expenses reimbursements ...........................      (94,511)
                                                                              -----------
Net expenses ...............................................................      247,065
                                                                              -----------
NET INVESTMENT INCOME ......................................................      592,020
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from investment transactions ..........................   (1,759,757)
   Net realized loss from futures transactions .............................     (382,205)
   Net change in unrealized appreciation/depreciation on investments
     and futures contracts .................................................    8,700,529
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURE CONTRACTS .......    6,558,567
                                                                              -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................................  $ 7,150,587
                                                                              ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX             FOR THE
                                                                  MONTHS ENDED          YEAR ENDED
                                                               JUNE 30, 2001 1   DECEMBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................................  $     592,020       $     950,010
   Net realized gain (loss) from investment and
     futures transactions .....................................     (2,141,962)          6,877,788
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ........................      8,700,529         (13,235,949)
                                                                 -------------       -------------
Net increase (decrease) in net assets from operations .........      7,150,587          (5,408,151)
                                                                 -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain from investment and futures transactions .             --            (539,652)
                                                                 -------------       -------------
Total distributions ...........................................             --            (539,652)
                                                                 -------------       -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ..............................     60,456,611         104,234,435
   Dividend reinvestments .....................................           --               539,652
   Cost of shares redeemed ....................................    (44,266,536)        (50,290,970)
                                                                 -------------       -------------
   Net increase in net assets from capital share transactions .     16,190,075          54,483,117
                                                                 -------------       -------------
TOTAL INCREASE IN NET ASSETS ..................................     23,340,662          48,535,314
                                                                 -------------       -------------
NET ASSETS
   Beginning of period ........................................    104,094,593          55,559,279
                                                                 -------------       -------------
   End of period (including undistributed net investment income
     of $1,462,694 and $870,674, respectively) ................  $ 127,435,255       $ 104,094,593
                                                                 =============       =============

1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD
                                            FOR THE SIX                                            AUGUST 22, 1997 2
                                           MONTHS ENDED                            FOR THE YEARS             THROUGH
                                               JUNE 30,                        ENDED DECEMBER 31,       DECEMBER 31,
                                                 2001 1          2000          1999          1998               1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ........................  $11.10        $11.61        $10.06        $10.51            $10.00
                                                 ------        ------        ------        ------            ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income ......................    0.04          0.10          0.09          0.06              0.03 3
   Net realized and unrealized gain
     (loss) on investments and
     futures contracts ........................    0.67         (0.55)         1.92         (0.30)             0.48
                                                 ------        ------        ------        ------            ------
   Total from investment operations ...........    0.71         (0.45)         2.01         (0.24)             0.51
                                                 ------        ------        ------        ------            ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ......................      --            --         (0.12)        (0.05)               --
   Net realized gain from investment
     and futures transactions .................      --         (0.06)        (0.34)        (0.16)               --
                                                 ------        ------        ------        ------            ------
Total distributions ...........................      --         (0.06)        (0.46)        (0.21)               --
                                                 ------        ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD ................  $11.81        $11.10        $11.61        $10.06            $10.51
                                                 ======        ======        ======        ======            ======
TOTAL INVESTMENT RETURN 4 .....................    6.31%        (3.87)%       20.16%        (2.18)%            5.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...........................$127,435      $104,095       $55,559       $36,744           $12,617
   Ratios to average net assets:
     Net investment income ....................    1.09%5        1.13%        1.14%          1.18%             1.08%5
     Expenses after waivers and/or
        reimbursements ........................    0.45%5        0.45%        0.45%          0.45%             0.45%5
     Expenses before waivers and/or
        reimbursements ........................    0.63%5        0.69%        1.18%          1.58%             3.27%5
   Portfolio turnover rate ....................      34%           51%          68%            30%                8%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Based on average shares method.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the 'Trust') is an open-end management investment company which is registered under the Investment Company Act of 1940 (the 'Act'), as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. Deutsche VIT Small Cap Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on August 22, 1997.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund's assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund until the contracts are closed. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

H. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM, Inc.') (the 'Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.45% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives fees, accrued daily and paid monthly, as follows:

                                                   Administration Fees
-----------------------------------------------------------------------
  Fee % of the Trust's
Average Daily Net Assets                                    Net Assets
-----------------------------------------------------------------------
                 0.02%                                up to $2 billion
                 0.01%            over $2 billion and up to $5 billion
               0.0075%                                 over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $5,000 of its fees for the six months ended June 30, 2001.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $3,125.

NOTE 3--LINE OF CREDIT AGREEMENT
The Fund is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended June 30, 2001.

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $53,583,755 and $36,305,056, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $129,769,947. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $14,260,044 and the aggregate gross unrealized depreciation for all investments was $13,830,368.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                 For the Six Months Ended         For the Year Ended
                          June 30, 2001 1          December 30, 2000
                 ------------------------   ------------------------
                     Shares        Amount       Shares        Amount
                 ----------   -----------   ----------  ------------
Sold              5,407,383  $ 60,456,611    8,852,331  $104,234,435
Reinvested               --            --       50,815       539,652
Redeemed         (4,000,207)  (44,266,536)  (4,307,732)  (50,290,970)
                 ----------   -----------   ----------  ------------
Net increase      1,407,176  $ 16,190,075    4,595,414  $ 54,483,117
                 ==========  ============   ==========  ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 6--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

Number of                                           Current
Contracts    Contract   Expiration      Opening      Market    Unrealized
Purchased        Type         Date     Position       Value  Appreciation
---------  ------------ ----------   ----------  ----------  ------------
       17  Russell 2000     9/1/01   $4,278,566  $4,382,600      $104,034

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2001, the Fund segregated securities with a value of approximately $988,384 to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


                                                               CUSIP #251512307
Small Cap Index Fund                                           VIT4SA(8/01)
Deutsche VIT Funds

Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406